UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2012

Date of reporting period:	6/30/2012

Item 1 –	Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.

SEMIANNUAL REPORT • JUNE 30, 2012

Fund Type

Corporate Bond

Objective

High current income consistent with the preservation of principal

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

August 15, 2012

Dear Shareholder:

We hope you find the semiannual report for the Prudential Short-Term Corporate Bond Fund, Inc. informative and useful. The report covers performance for the six-month period that ended on June 30, 2012.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Short-Term Corporate Bond Fund, Inc.

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Short-Term Corporate Bond Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 3.25% (Class A shares). Gross operating expenses: Class A, 0.80%; Class B, 1.50%; Class C, 1.50%; Class Q, 0.43%; Class R, 1.25%; Class Z, 0.50%. Net operating expenses: Class A, 0.75%; Class B, 1.50%; Class C, 1.50%; Class Q, 0.43%; Class R, 1.00%; Class Z, 0.50%, after contractual reduction for Class A and Class R shares through 4/30/2013.

Cumulative Total Returns (Without Sales Charges) as of 6/30/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	2.71%	3.23%	31.78%	58.27%	—
Class B	2.32	2.46	26.99	46.92	—
Class C	2.32	2.46	28.07	50.00	—
Class Q	N/A	N/A	N/A	N/A	0.60% (3/2/12)
Class R	2.58	2.96	30.25	N/A	42.17 (5/17/04)
Class Z	2.84	3.41	33.43	62.27	—
Barclays 1–5 Year U.S. Credit Index	2.85	3.34	30.55	61.10	—
Lipper Short/Int. Inv.-Grade Debt Funds Avg.	2.36	3.91	27.58	51.22	—

Average Annual Total Returns (With Sales Charges) as of 6/30/12
		One Year	Five Years	Ten Years	Since Inception
Class A		–0.12%	4.98%	4.35%	—
Class B		–0.53	4.90	3.92	—
Class C		1.46	5.07	4.14	—
Class Q		N/A	N/A	N/A	N/A (3/2/12)
Class R		2.96	5.43	N/A	4.43% (5/17/04)
Class Z		3.41	5.94	4.96	—
Barclays 1–5 Year U.S. Credit Index		3.34	5.48	4.88	—
Lipper Short/Int. Inv.-Grade Debt Funds Avg.		3.91	4.96	4.18	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The average annual total returns take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 3.25% for Class A shares and a 12b-1 fee of 0.30% annually. Under certain circumstances, Class A shares are subject to a 0.50% contingent deferred sales charge (CDSC) on purchases of $1 million or more which are redeemed within 18 months of purchase. The Class A CDSC is waived for purchases by certain retirement or benefit plans. In addition, under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 3%, 2%, 1%, and 1%, for the first four years, respectively, after purchase and a 12b-1 fee of 1% annually. Approximately five years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a CDSC of 1% for shares redeemed within 12 months of purchase and a 12b-1 fee of 1% annually. Class R shares are not subject to a sales charge, but are subject to a 12b-1 fee of 0.75%. Class Q and Class Z shares are not subject to a sales charge or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period.

Benchmark Definitions

Barclays 1–5 Year U.S. Credit Index

The Barclays 1–5 Year U.S. Credit Index is an unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet specific maturity (between one and five years), liquidity, and quality requirements. It gives an indication of how short- and intermediate-term bonds have performed. Barclays 1–5 Year U.S. Credit Index Closest Month-End to Inception cumulative total returns are 0.79% for Class Q and 44.75% for Class R. Barclays 1–5 Year U.S. Credit Index Closest Month-End to Inception average annual return is 4.68% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Short/Intermediate Investment-Grade Debt Funds Average

The Lipper Short/Intermediate Investment-Grade Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Short/Intermediate Investment-Grade Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. Lipper Average Closest Month-End to Inception cumulative total returns are 0.89% for Class Q and 39.55% for Class R. Lipper Average Closest Month-End to Inception average annual return is 4.18% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Distributions and Yields as of 6/30/12
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.20	1.55%
Class B	0.15	0.86
Class C	0.15	0.86
Class Q	0.14	1.91
Class R	0.18	1.36
Class Z	0.21	1.85

Prudential Short-Term Corporate Bond Fund, Inc.	3

Your Fund’s Performance (continued)

Allocation expressed as a percentage of net assets as of 6/30/12
Corporate Bonds	90.7%
Commercial Mortgage-Backed Securities	4.7
Foreign Agencies	0.9
Municipal Bonds	0.5
Bank Loans	0.3
Foreign Local Government	0.2
Preferred Stocks	0.1

Allocations reflect only long-term investments and are subject to change.

Credit Quality* expressed as a percentage of net assets as of 6/30/12
U.S. Government & Agency	0.0	%***
Aaa	4.6
Aa	6.4
A	34.6
Baa	46.0
Ba	4.2
B	1.5
Not Rated**	13.8
Total Investments	111.1
Liabilities in excess of other assets	–11.1
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 13.7% of Not Rated is invested in affiliated money market mutual fund.

*** Less than 0.05%.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2012, at the beginning of the period, and held through the six-month period ended June 30, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Short-Term Corporate Bond Fund, Inc.	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Short-Term Corporate Bond Fund, Inc.		Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,027.10	0.75%	$3.78
	Hypothetical	$1,000.00	$1,021.13	0.75%	$3.77

Class B	Actual	$1,000.00	$1,023.20	1.50%	$7.55
	Hypothetical	$1,000.00	$1,017.40	1.50%	$7.52

Class C	Actual	$1,000.00	$1,023.20	1.50%	$7.55
	Hypothetical	$1,000.00	$1,017.40	1.50%	$7.52

Class Q	Actual**	$1,000.00	$1,006.00	0.43%	$1.43
	Hypothetical	$1,000.00	$1,022.73	0.43%	$2.16

Class R	Actual	$1,000.00	$1,025.80	1.00%	$5.04
	Hypothetical	$1,000.00	$1,019.89	1.00%	$5.02

Class Z	Actual	$1,000.00	$1,028.40	0.50%	$2.52
	Hypothetical	$1,000.00	$1,022.38	0.50%	$2.51

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2012, and divided by 366 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** “Actual” expenses are calculated using the 121 day period ended June 30, 2012 due to the Class’s inception date of March 2, 2012.

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Portfolio of Investments

as of June 30, 2012 (Unaudited)

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

LONG-TERM INVESTMENTS 97.4%
BANK LOANS(a) 0.3%

Retailers 0.1%
Dollar General Corp.	Ba1	3.112%	07/07/14	$10,000	$10,002,500

Technology 0.2%
Dupont Fabros Fox Properties LLC	NR	4.500	12/02/14	4,909	4,883,265
Flextronics International Ltd., DD-A1B	Ba1	2.495	10/01/14	310	302,604
Flextronics International Ltd., DD-A2	Ba1	2.495	10/01/14	2,209	2,158,278
Flextronics International Ltd., DD-A3	Ba1	2.489	10/01/14	2,578	2,517,991
Flextronics International Ltd., Term A	Ba1	2.489	10/01/14	4,419	4,316,398
Flextronics International Ltd., Term A Delay	Ba1	2.495	10/01/14	433	422,536

					14,601,072

TOTAL BANK LOANS (cost $24,754,420)					24,603,572

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.7%
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(a)	AAA(b)	5.619	03/11/39	10,000	11,237,480
Ser. 2006-PW12, Class A4(a)	Aaa	5.901	09/11/38	26,065	29,607,677
Ser. 2007-PW17, Class A3	AAA(b)	5.736	06/11/50	15,000	15,683,100
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A2(a)	Aaa	5.889	12/10/49	2,887	2,885,356
Ser. 2007-C6, Class A3(a)	Aaa	5.889	12/10/49	10,000	10,349,550
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A2	Aaa	5.408	01/15/46	2,430	2,470,676
Ser. 2006-CD3, Class A5	Aaa	5.617	10/15/48	20,000	22,640,580
Ser. 2007-CD4, Class A2B	Aaa	5.205	12/11/49	3,499	3,557,118
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa	5.268	02/15/40	2,992	2,989,661
DBUBS Mortgage Trust, Ser. 2011-LC3A, Class A2	Aaa	3.642	08/10/44	12,500	13,473,975

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	7

Portfolio of Investments

as of June 30, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4(a)	AAA(b)	5.481%	03/10/44	$10,000	$11,144,360
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A4(a)	Aaa	6.071	07/10/38	8,000	9,118,624
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A4	AA-(b)	5.553	04/10/38	3,510	3,903,366
Ser. 2006-GG8, Class A2	Aaa	5.479	11/10/39	1,095	1,097,149
Ser. 2006-GG8, Class A4	Aaa	5.560	11/10/39	29,715	33,756,418
Ser. 2007-GG10, Class A2	Aaa	5.778	08/10/45	5,866	5,914,477
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A4	Aaa	4.738	07/15/42	25,000	27,166,575
Ser. 2005-LDP4, Class A4	Aaa	4.918	10/15/42	14,000	15,249,444
Ser. 2007-LD11, Class A2(a)	Aaa	5.994	06/15/49	6,352	6,361,419
Ser. 2007-LD12, Class A3(a)	Aaa	6.179	02/15/51	3,324	3,530,982
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A5	Aaa	4.739	07/15/30	15,000	16,260,795
Ser. 2007-C2, Class A2	AAA(b)	5.303	02/15/40	1,972	1,972,893
Merrill Lynch Mortgage Trust, Ser. 2005-CIP1, Class A2	Aaa	4.960	07/12/38	510	517,764
Ser. 2005-CIP1, Class A4	Aaa	5.047	07/12/38	1,218	1,348,696
Ser. 2006-C1, Class A4(a)	AAA(b)	5.848	05/12/39	15,000	17,033,760
Ser. 2006-C2, Class A4	Aaa	5.742	08/12/43	10,000	11,380,170
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class A3B(a)	AAA(b)	5.656	02/12/39	5,500	5,553,383
Ser. 2007-6, Class A2	Aaa	5.331	03/12/51	7,374	7,559,233
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(a)	Aaa	5.600	03/12/44	17,999	20,054,720
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(a)	Aaa	5.922	05/15/43	10,000	11,366,010
Ser. 2006-C26, Class A3(a)	Aaa	6.011	06/15/45	10,500	11,972,489
Ser. 2006-C28, Class A2	Aaa	5.500	10/15/48	7,946	7,934,564
Ser. 2007-C30, Class A3	Aaa	5.246	12/15/43	2,565	2,656,440
Ser. 2007-C33, Class A3(a)	Aaa	6.097	02/15/51	11,193	11,774,141

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $357,412,707)					359,523,045

See Notes to Financial Statements.

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Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS 90.7%

Aerospace & Defense 0.9%
BAE Systems Holdings, Inc., Gtd. Notes, 144A(c)	Baa2	4.950%	06/01/14	$8,500	$8,944,151
Gtd. Notes, 144A	Baa2	5.200	08/15/15	7,000	7,616,070
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	2.125	08/15/16	5,520	5,757,901
Sr. Unsec’d. Notes	A2	3.250	10/27/14	4,750	5,028,744
Exelis, Inc., Gtd. Notes, 144A	Baa3	4.250	10/01/16	5,000	5,126,280
General Dynamics Corp., Gtd. Notes	A2	5.250	02/01/14	2,115	2,268,103
L-3 Communications Corp., Gtd. Notes, Ser. B	Ba1	6.375	10/15/15	3,720	3,801,375
Lockheed Martin Corp., Sr. Unsec’d. Notes	Baa1	2.125	09/15/16	4,600	4,708,666
Martin Marietta Corp., Sr. Unsec’d. Notes	Baa1	7.375	04/15/13	3,000	3,152,193
Northrop Grumman Corp., Sr. Unsec’d. Notes	Baa2	1.850	11/15/15	9,450	9,578,482
Sr. Unsec’d. Notes	Baa2	3.700	08/01/14	4,500	4,730,868
Raytheon Co., Sr. Unsec’d. Notes(c)	A3	1.625	10/15/15	10,305	10,578,103
Rockwell Collins, Inc., Sr. Unsec’d. Notes	A1	4.750	12/01/13	2,000	2,106,828

					73,397,764

Airlines 0.5%
Continental Airlines 1998-3 Class A-1 Pass-Through Trust, Pass-thru Certs., Ser. 983A	Baa2	6.820	05/01/18	6,885	7,194,561
Continental Airlines 1999-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. 991A	Baa2	6.545	02/02/19	3,084	3,291,768
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2001-1, Class A-1(d)	Baa2	6.703	06/15/21	313	336,764

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	9

Portfolio of Investments

as of June 30, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Airlines (cont’d.)
Pass-thru Certs., Ser. 2001-1, Class B(c)	Ba1	7.373%	12/15/15	$80	$81,173
Pass-thru Certs., Ser. 2010-A(c)	Baa2	4.750	01/12/21	3,433	3,595,633
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A	Baa2	5.300	04/15/19	1,862	1,987,501
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A	Baa2	4.750	05/07/20	10,625	10,757,812
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2010-1, Class A	Baa2	6.200	07/02/18	5,036	5,451,461
Pass-thru Certs., Ser. 2010-2, Class A(c)	Baa2	4.950	05/23/19	8,076	8,581,244

					41,277,917

Automotive 2.8%
American Honda Finance Corp., Sr. Unsec’d. Notes, 144A(c)	A1	1.850	09/19/14	15,000	15,189,840
Sr. Unsec’d. Notes, 144A	A1	2.375	03/18/13	10,000	10,120,500
Sr. Unsec’d. Notes, 144A	A1	6.700	10/01/13	1,000	1,073,013
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	1.875	09/15/14	20,550	20,659,675
Gtd. Notes, 144A	A3	1.950	03/28/14	15,000	15,149,190
Gtd. Notes, 144A(c)	A3	2.300	01/09/15	15,375	15,686,928
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(c)	Baa3	2.750	05/15/15	33,145	33,413,939
Sr. Unsec’d. Notes(c)	Baa3	3.000	06/12/17	20,000	19,889,820
Sr. Unsec’d. Notes, 144A	Baa3	3.984	06/15/16	11,100	11,431,990
Sr. Unsec’d. Notes, 144A	Baa3	4.207	04/15/16	15,695	16,297,343
Sr. Unsec’d. Notes(c)	Baa3	5.625	09/15/15	6,980	7,586,255
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A(c)	Baa1	2.700	03/15/17	12,210	12,387,057
Gtd. Notes, 144A, MTN	Baa1	3.875	03/15/16	9,100	9,610,910

See Notes to Financial Statements.

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Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Automotive (cont’d.)
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN(c)	Baa1	5.750%	12/15/14	$1,175	$1,272,381
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	1.750	02/28/14	4,165	4,224,684
RCI Banque SA (France), Sr. Unsec’d. Notes, 144A	Baa2	3.400	04/11/14	3,625	3,617,725
Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A	A3	1.625	08/12/13	10,000	10,080,970
Gtd. Notes, 144A	A3	2.375	03/22/17	10,050	10,209,051

					217,901,271

Banking 23.1%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes	A2	2.875	04/25/14	2,425	2,364,841
Gtd. Notes, 144A, MTN	A2	3.875	11/10/14	7,250	7,142,512
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A, MTN	A2	3.000	01/31/14	11,150	11,198,201
Sr. Unsec’d. Notes, 144A(c)	A2	4.250	02/02/17	13,775	14,025,016
American Express Bank FSB, Sr. Unsec’d. Notes, MTN(c)	A2	5.500	04/16/13	9,000	9,335,880
American Express Co., Sr. Unsec’d. Notes	A3	7.000	03/19/18	10,230	12,662,551
American Express Credit Corp., Sr. Unsec’d. Notes, MTN(c)	A2	2.375	03/24/17	10,000	10,249,320
Sr. Unsec’d. Notes, MTN(c)	A2	2.750	09/15/15	35,871	37,430,994
Sr. Unsec’d. Notes, MTN(c)	A2	2.800	09/19/16	25,650	26,757,182
Sr. Unsec’d. Notes, MTN(c)	A2	5.125	08/25/14	7,400	7,994,065
Sr. Unsec’d. Notes, MTN	A2	5.875	05/02/13	4,850	5,052,196
Sr. Unsec’d. Notes, Ser. C, MTN	A2	7.300	08/20/13	15,800	16,892,728
ANZ National International Ltd. (New Zealand), Gtd. Notes, 144A, MTN	Aa3	6.200	07/19/13	2,500	2,619,175
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	3.625	03/17/16	20,000	20,091,520
Sr. Unsec’d. Notes(c)	Baa2	3.875	03/22/17	16,750	17,063,175
Sr. Unsec’d. Notes	Baa2	4.500	04/01/15	43,165	44,492,885
Sr. Unsec’d. Notes	Baa2	4.750	08/01/15	17,925	18,622,731

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	11

Portfolio of Investments

as of June 30, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
Sr. Unsec’d. Notes(c)	Baa2	4.875%	01/15/13	$15,000	$15,248,175
Sr. Unsec’d. Notes, MTN(c)	Baa2	4.900	05/01/13	9,100	9,305,760
Sr. Unsec’d. Notes	Baa2	5.375	09/11/12	4,000	4,030,188
Sr. Unsec’d. Notes(c)	Baa2	5.625	10/14/16	12,304	13,076,224
Sr. Unsec’d. Notes, Ser. 1(c)	Baa2	3.750	07/12/16	30,000	30,244,020
Sub. Notes	Baa3	4.750	08/15/13	7,000	7,163,905
Bank of America NA, Sub. Notes	Baa1	5.300	03/15/17	10,500	10,931,865
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	Aa3	1.200	02/20/15	15,990	16,076,474
Sr. Unsec’d. Notes, Ser. 001, MTN(c)	Aa3	2.950	06/18/15	15,000	15,811,185
Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes(c)	Aa1	2.550	01/12/17	17,100	17,766,797
Bank of Tokyo-Mitsubishi UFJ Ltd. (Japan), Sr. Unsec’d. Notes, 144A(c)	Aa3	2.450	09/11/15	18,500	18,926,925
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(c)	A2	5.200	07/10/14	7,050	7,427,824
Capital One Financial Corp., Sr. Unsec’d. Notes(c)	Baa1	3.150	07/15/16	20,250	20,970,900
Sr. Unsec’d. Notes	Baa1	5.250	02/21/17	11,913	12,874,868
Sr. Unsec’d. Notes	Baa1	7.375	05/23/14	10,409	11,434,453
Citigroup, Inc., Sr. Unsec’d. Notes(c)	Baa2	3.953	06/15/16	41,000	42,010,978
Sr. Unsec’d. Notes(c)	Baa2	4.450	01/10/17	23,415	24,544,610
Sr. Unsec’d. Notes	Baa2	4.587	12/15/15	16,190	16,935,970
Sr. Unsec’d. Notes(c)	Baa2	4.750	05/19/15	29,925	31,410,507
Sr. Unsec’d. Notes(c)	Baa2	5.500	04/11/13	38,815	39,912,572
Sr. Unsec’d. Notes	Baa2	5.850	07/02/13	4,000	4,184,084
Sr. Unsec’d. Notes	Baa2	6.000	12/13/13	6,540	6,873,220
Sr. Unsec’d. Notes	Baa2	6.500	08/19/13	10,915	11,436,333
Sub. Notes	Baa3	4.875	05/07/15	2,000	2,051,608
Sub. Notes	Baa3	5.000	09/15/14	35,280	36,164,364
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A, MTN	Aa2	3.750	10/15/14	12,445	13,027,812

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
Credit Suisse/NY (Switzerland), Sr. Unsec’d. Notes, MTN(c)	A1	5.000%	05/15/13	$22,636	$23,342,786
Sr. Unsec’d. Notes, MTN	A1	5.500	05/01/14	2,250	2,385,326
Deutsche Bank AG/London (Germany), Sr. Unsec’d. Notes	A2	2.375	01/11/13	5,000	5,030,125
Sr. Unsec’d. Notes, Ser. G, MTN	A2	4.875	05/20/13	12,500	12,869,900
FIA Card Services NA, Sub. Notes	Baa1	7.125	11/15/12	6,375	6,494,200
Fifth Third Bancorp, Sr. Unsec’d. Notes	Baa1	3.625	01/25/16	7,565	7,979,222
Sr. Unsec’d. Notes	Baa1	6.250	05/01/13	430	447,858
Goldman Sachs Group, Inc. (The), Sr. Notes(c)	A3	3.300	05/03/15	20,000	19,997,240
Sr. Unsec’d. Notes, MTN(c)	A3	3.625	08/01/12	3,965	3,973,738
Sr. Unsec’d. Notes(c)	A3	3.625	02/07/16	41,759	41,763,593
Sr. Unsec’d. Notes, MTN	A3	3.700	08/01/15	21,620	21,811,056
Sr. Unsec’d. Notes	A3	4.750	07/15/13	11,000	11,310,013
Sr. Unsec’d. Notes	A3	5.150	01/15/14	15,259	15,857,580
Sr. Unsec’d. Notes	A3	5.250	10/15/13	5,830	6,062,710
Sr. Unsec’d. Notes	A3	5.350	01/15/16	15,000	15,750,060
Sr. Unsec’d. Notes	A3	5.450	11/01/12	3,005	3,048,581
Sr. Unsec’d. Notes	A3	5.950	01/18/18	20,970	22,443,939
Sr. Unsec’d. Notes, MTN	A3	6.000	05/01/14	12,500	13,210,700
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A(c)	Aa3	1.625	08/12/13	5,000	5,023,410
Sr. Notes, 144A	Aa3	3.500	06/28/15	11,893	12,436,903
Sr. Unsec’d. Notes, 144A	Aa3	2.000	01/19/14	19,000	19,174,078
Sr. Unsec’d. Notes, 144A(c)	Aa3	3.100	05/24/16	13,200	13,630,360
HSBC Holdings PLC (United Kingdom), Sub. Notes	A3	5.250	12/12/12	8,997	9,159,189
HSBC USA, Inc., Sr. Unsec’d. Notes	A2	2.375	02/13/15	30	30,342
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	2.600	01/15/16	10,000	10,093,940
Sr. Unsec’d. Notes(c)	A2	3.150	07/05/16	28,725	29,540,905
Sr. Unsec’d. Notes	A2	3.400	06/24/15	10,000	10,371,120
Sr. Unsec’d. Notes(c)	A2	3.450	03/01/16	30,000	31,094,430

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	13

Portfolio of Investments

as of June 30, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
Sr. Unsec’d. Notes(c)	A2	3.700%	01/20/15	$23,175	$24,173,425
Sr. Unsec’d. Notes, MTN(c)	A2	5.375	01/15/14	12,415	13,170,776
Sub. Notes	A3	5.125	09/15/14	34,861	37,035,769
Sub. Notes	A3	5.150	10/01/15	14,600	15,666,851
Sub. Notes	A3	5.250	05/01/15	11,000	11,858,275
Sub. Notes	A3	5.750	01/02/13	20,437	20,954,669
Unsec’d. Notes, MTN	A2	1.875	03/20/15	11,200	11,191,342
KeyBank NA, Sub. Notes, MTN	Baa1	5.700	08/15/12	1,300	1,307,564
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes	A2	4.200	03/28/17	9,975	10,289,282
Gtd. Notes, 144A, MTN	A2	4.375	01/12/15	23,900	24,682,199
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa2	5.450	02/05/13	15,220	15,526,044
Sr. Unsec’d. Notes, MTN(c)	Baa2	6.050	08/15/12	1,665	1,674,180
Sub. Notes	Baa3	6.050	05/16/16	12,000	12,406,668
Morgan Stanley, Sr. Unsec’d. Notes(c)	Baa1	3.450	11/02/15	22,000	21,303,568
Sr. Unsec’d. Notes(c)	Baa1	3.800	04/29/16	14,000	13,563,228
Sr. Unsec’d. Notes	Baa1	4.000	07/24/15	17,000	16,901,281
Sr. Unsec’d. Notes(c)	Baa1	4.200	11/20/14	5,000	4,992,415
Sr. Unsec’d. Notes(c)	Baa1	4.750	03/22/17	10,000	9,978,020
Sr. Unsec’d. Notes	Baa1	5.375	10/15/15	475	485,554
Sr. Unsec’d. Notes, MTN	Baa1	6.000	05/13/14	25,614	26,549,628
Sr. Unsec’d. Notes, MTN(c)	Baa1	6.000	04/28/15	9,590	9,913,241
Sr. Unsec’d. Notes, MTN	Baa1	6.625	04/01/18	15,000	15,683,520
Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	4.100	01/26/15	18,345	18,241,681
Sub. Notes(c)	Baa2	4.750	04/01/14	10,000	10,088,020
National City Bank, Sub. Notes	A3	4.625	05/01/13	3,350	3,448,292
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A(c)	Aa3	3.125	03/20/17	15,400	15,465,743
Sr. Unsec’d. Notes, 144A	Aa3	3.700	11/13/14	7,900	8,216,474
PNC Funding Corp., Gtd. Notes(c)	A3	2.700	09/19/16	21,950	22,748,168
Gtd. Notes	A3	3.000	05/19/14	5,575	5,788,026
Gtd. Notes	A3	3.625	02/08/15	4,575	4,859,167
Gtd. Notes	A3	4.250	09/21/15	6,500	7,063,764

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
Gtd. Notes	A3	5.400%	06/10/14	$3,630	$3,918,894
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aa2	4.200	05/13/14	3,850	4,022,480
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	A3	3.250	01/11/14	4,245	4,261,793
Gtd. Notes(c)	A3	4.875	03/16/15	10,000	10,347,480
Gtd. Notes, 144A, MTN(c)	A3	4.875	08/25/14	5,250	5,397,740
Gtd. Notes, Ser. 2	A3	3.400	08/23/13	16,125	16,291,974
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	4.625	04/19/16	3,055	2,952,211
Standard Chartered PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	A2	3.200	05/12/16	10,000	10,222,070
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	2.150	07/22/13	9,500	9,574,509
SunTrust Banks, Inc., Sr. Unsec’d. Notes	Baa1	5.250	11/05/12	610	618,811
Svenska Handelsbanken AB (Sweden), Gtd. Notes(c)	Aa3	2.875	04/04/17	5,000	5,068,655
Sr. Unsec’d. Notes, 144A	Aa3	4.875	06/10/14	2,500	2,638,852
UBS AG (Switzerland), Notes, Ser. DPNT, MTN(c)	A2	3.875	01/15/15	2,500	2,583,435
US Bancorp, Jr. Sub. Notes(c)	A2	3.442	02/01/16	10,000	10,368,490
Sr. Unsec’d. Notes, MTN	Aa3	2.200	11/15/16	20,200	20,833,391
US Bank NA, Sub. Notes	Aa3	6.300	02/04/14	665	719,950
Wachovia Bank NA, Sub. Notes, MTN	A1	4.800	11/01/14	10,700	11,402,391
Sub. Notes, MTN	A1	4.875	02/01/15	47,675	51,288,241
Wachovia Corp., Sr. Unsec’d. Notes, MTN(c)	A2	5.500	05/01/13	14,100	14,651,014
Sr. Unsec’d. Notes, MTN(c)	A2	5.700	08/01/13	4,900	5,149,508
Sub. Notes	A3	5.250	08/01/14	7,650	8,160,798

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	15

Portfolio of Investments

as of June 30, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(c)	A2	1.250%	02/13/15	$5,000	$4,993,090
Sr. Unsec’d. Notes	A2	2.625	12/15/16	22,325	22,943,246
Sr. Unsec’d. Notes(a)	A2	3.676	06/15/16	26,650	28,366,260
Sub. Notes(c)	A3	5.000	11/15/14	29,200	31,233,488
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes(c)	Aa2	4.200	02/27/15	5,000	5,311,735

					1,786,717,237

Brokerage 0.3%
BlackRock, Inc., Sr. Unsec’d. Notes(c)	A1	1.375	06/01/15	13,000	13,092,963
Sr. Unsec’d. Notes	A1	3.500	12/10/14	5,980	6,343,123
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	A2	4.950	06/01/14	2,150	2,305,815
Lehman Brothers Holdings, Inc. Sr. Unsec’d. Notes, MTN(e)	NR	5.625	01/24/13	1,000	228,750
Sr. Unsec’d. Notes, MTN(e)	NR	6.000	07/19/12	900	204,750
Sr. Unsec’d. Notes, MTN(e)(j)	NR	6.875	02/06/12	1,520	345,800

					22,521,201

Building Materials & Construction 0.1%
CRH America, Inc., Gtd. Notes	Baa2	5.300	10/15/13	2,000	2,081,086
Mohawk Industries, Inc., Sr. Unsec’d. Notes(a)	Ba1	6.375	01/15/16	5,239	5,775,997

					7,857,083

Cable 2.5%
AT&T Broadband LLC, Gtd. Notes	Baa1	8.375	03/15/13	4,780	5,038,273
CCH II LLC/CCH II Capital Corp., Gtd. Notes	B2	13.500	11/30/16	5,000	5,575,000
Comcast Corp., Gtd. Notes	Baa1	4.950	06/15/16	11,860	13,314,273
Comcast Holdings Corp., Gtd. Notes	Baa2	10.625	07/15/12	3,000	3,011,142

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Cable (cont’d.)
COX Communications, Inc., Sr. Unsec’d. Notes (original cost $2,059,317; purchased 12/11/09)(d)(f)	Baa2	4.625%	06/01/13	$1,950	$2,018,433
Sr. Unsec’d. Notes (original cost $3,343,207; purchased 01/29/09 - 06/03/09)(d)(f)	Baa2	5.450	12/15/14	3,501	3,852,458
Sr. Unsec’d. Notes (original cost $4,505,440; purchased 8/17/10)(d)(f)	Baa2	5.500	10/01/15	4,000	4,503,348
Sr. Unsec’d. Notes (original cost $840,536; purchased 08/19/09)(d)(f)	Baa2	7.125	10/01/12	765	776,472
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.500	04/15/14	9,000	9,900,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(c)	Baa2	2.400	03/15/17	14,850	14,947,787
Gtd. Notes(c)	Baa2	3.500	03/01/16	22,950	24,206,306
Gtd. Notes	Baa2	3.550	03/15/15	1,560	1,642,677
Gtd. Notes	Baa2	4.750	10/01/14	15,685	16,836,718
Echostar DBS Corp., Gtd. Notes	Ba2	6.625	10/01/14	10,400	11,154,000
Time Warner Cable, Inc.,
Gtd. Notes(c)	Baa2	3.500	02/01/15	6,600	6,980,913
Gtd. Notes	Baa2	5.850	05/01/17	8,978	10,549,653
Gtd. Notes(c)	Baa2	7.500	04/01/14	3,870	4,290,638
Gtd. Notes	Baa2	8.250	02/14/14	17,095	19,033,265
Videotron Ltee (Canada),
Gtd. Notes	Ba1	9.125	04/15/18	8,700	9,526,500
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, Ser. 1(c)	Ba2	9.500	08/15/16	21,900	24,418,500

					191,576,356

Capital Goods 3.9%
3M Co., Unsec’d. Notes, MTN	Aa2	1.000	06/26/17	42,950	42,781,894

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	17

Portfolio of Investments

as of June 30, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
ABB Finance USA, Inc., Gtd. Notes	A2	1.625%	05/08/17	$8,490	$8,531,007
ADT Corp. (The), Gtd. Notes, 144A	Baa2	2.250	07/15/17	9,205	9,248,171
BAA Funding Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	A-(b)	2.500	06/25/15	10,000	10,055,960
Case New Holland, Inc., Gtd. Notes	Ba2	7.750	09/01/13	6,000	6,375,000
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes	A2	2.050	08/01/16	36,150	37,307,704
Sr. Unsec’d. Notes, MTN	A2	6.200	09/30/13	455	486,351
Caterpillar, Inc., Sr. Notes(c)	A2	1.500	06/26/17	16,225	16,247,472
Clean Harbors, Inc., Sr. Sec’d. Notes	Ba2	7.625	08/15/16	3,000	3,131,250
Danaher Corp., Sr. Unsec’d. Notes	A2	2.300	06/23/16	9,475	9,892,175
Emerson Electric Co., Sr. Unsec’d. Notes	A2	4.125	04/15/15	3,000	3,243,783
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $5,439,482; purchased 01/04/11)(d)(f)	Baa1	2.250	01/10/14	5,450	5,482,716
Gtd. Notes, 144A (original cost $3,329,864; purchased 06/24/10)(d)(f)	Baa1	2.750	07/01/13	3,335	3,379,422
Gtd. Notes, 144A (original cost $3,519,014; purchased 03/12/12)(d)(f)	Baa1	2.750	03/15/17	3,520	3,569,463
Gtd. Notes, 144A (original cost $6,241,857; purchased 10/10/07 - 01/22/10)(d)(f)	Baa1	5.800	10/15/12	5,900	5,972,540
Gtd. Notes, 144A (original cost $815,000; purchased 05/08/09)(d)(f)	Baa1	5.900	11/15/15	1,000	1,115,287

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Gtd. Notes, 144A (original cost $1,132,613; purchased 12/17/10)(d)(f)	Baa1	6.375%	10/15/17	$1,011	$1,181,673
Federal Express Corp. 2012 Pass-Through Trust, Pass-thru Certs., 144A	A3	2.625	01/15/18	12,375	12,500,069
Illinois Tool Works, Inc., Sr. Unsec’d. Notes	A1	5.150	04/01/14	2,000	2,151,142
John Deere Capital Corp., Sr. Notes, MTN	A2	2.000	01/13/17	11,475	11,836,359
Sr. Unsec’d. Notes, MTN	A2	2.250	06/07/16	16,340	16,937,358
Sr. Unsec’d. Notes, MTN	A2	2.950	03/09/15	4,840	5,110,614
Penske Truck Leasing Co. LP / PTL Finance Corp., Unsec’d. Notes, 144A	Baa3	3.125	05/11/15	8,500	8,550,830
SPX Corp., Gtd. Notes(c)	Ba2	7.625	12/15/14	7,850	8,635,000
Textron, Inc., Sr. Unsec’d. Notes	Baa3	6.200	03/15/15	6,000	6,593,838
Timken Co., Sr. Unsec’d. Notes	Baa2	6.000	09/15/14	2,665	2,891,701
Tyco International Finance SA (Luxembourg), Gtd. Notes	A3	3.375	10/15/15	3,430	3,697,314
Gtd. Notes	A3	4.125	10/15/14	1,100	1,187,164
United Technologies Corp., Sr. Unsec’d. Notes(c)	A2	1.800	06/01/17	13,490	13,776,500
Waste Management, Inc., Gtd. Notes	Baa3	2.600	09/01/16	11,133	11,424,395
Gtd. Notes	Baa3	6.375	11/15/12	7,730	7,881,454
Gtd. Notes	Baa3	6.375	03/11/15	1,000	1,124,506
Xylem, Inc., Gtd. Notes, 144A	Baa2	3.550	09/20/16	20,030	21,093,393

					303,393,505

Chemicals 1.7%
Ashland, Inc., Sr. Sec’d. Notes	Baa3	9.125	06/01/17	13,975	15,372,500

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	19

Portfolio of Investments

as of June 30, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Dow Chemical Co. (The), Sr. Unsec’d. Notes(c)	Baa3	5.900%	02/15/15	$21,120	$23,551,545
Sr. Unsec’d. Notes	Baa3	6.000	10/01/12	476	481,752
Sr. Unsec’d. Notes	Baa3	7.600	05/15/14	19,083	21,242,547
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	5.000	01/15/13	245	250,615
Eastman Chemical Co., Sr. Unsec’d. Notes(c)	Baa2	2.400	06/01/17	8,770	8,862,909
Sr. Unsec’d. Notes	Baa2	3.000	12/15/15	3,950	4,093,646
Ecolab, Inc., Sr. Unsec’d. Notes	Baa1	3.000	12/08/16	31,965	33,699,485
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625	12/01/13	6,745	7,098,856
Lubrizol Corp., Gtd. Notes	Aa2	5.500	10/01/14	5,860	6,478,710
Potash Corp. of Saskatchewan, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	5.250	05/15/14	3,800	4,084,286
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	1.900	01/15/16	4,665	4,772,412
Sr. Unsec’d. Notes	Baa1	5.750	03/15/13	1,000	1,034,913

					131,024,176

Consumer 1.1%
Clorox Co. (The), Sr. Unsec’d. Notes	Baa1	5.450	10/15/12	8,079	8,188,277
Colgate-Palmolive Co., Sr. Unsec’d. Notes, MTN(c)	Aa3	1.300	01/15/17	23,375	23,673,218
Mattel, Inc., Sr. Unsec’d. Notes	Baa1	2.500	11/01/16	4,000	4,108,984
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes(c)	Baa3	2.000	06/15/15	3,425	3,435,333
Procter & Gamble Co. (The), Sr. Unsec’d. Notes	Aa3	1.450	08/15/16	10,625	10,829,595
Sr. Unsec’d. Notes	Aa3	3.500	02/15/15	2,000	2,143,340
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875	04/15/16	8,242	8,942,653
VF Corp., Sr. Unsec’d. Notes	A3	5.950	11/01/17	15,915	18,851,620

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Consumer (cont’d.)
Whirlpool Corp., Unsec’d. Notes, MTN	Baa3	8.600%	05/01/14	$3,000	$3,340,032

					83,513,052

Electric 5.5%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	7.750	03/01/14	2,000	2,170,000
Alliant Energy Corp., Sr. Unsec’d. Notes	Baa1	4.000	10/15/14	2,000	2,103,870
Ameren Corp., Sr. Unsec’d. Notes	Baa3	8.875	05/15/14	5,000	5,569,445
American Electric Power Co., Inc., Sr. Unsec’d. Notes	Baa2	5.250	06/01/15	5,800	6,303,005
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa1	6.125	07/01/13	950	1,000,417
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. U	A3	7.000	03/01/14	4,310	4,747,336
CenterPoint Energy, Inc., Sr. Unsec’d. Notes, Ser. B	Baa3	6.850	06/01/15	5,157	5,812,073
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes	Baa3	5.650	12/15/13	3,300	3,494,149
CMS Energy Corp., Sr. Unsec’d. Notes	Ba1	2.750	05/15/14	27,600	27,742,775
Sr. Unsec’d. Notes	Ba1	4.250	09/30/15	25,144	26,141,714
Commonwealth Edison Co., First Mtge. Bonds	A3	1.950	09/01/16	10,325	10,565,603
First Mtge. Bonds	A3	4.700	04/15/15	10,000	10,937,670
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes(c)	A3	5.550	04/01/14	2,500	2,703,897
Delmarva Power & Light Co., First Mtge. Bonds	A3	6.400	12/01/13	2,000	2,141,112
Detroit Edison Co. (The), Sr. Sec’d. Notes	A2	5.200	10/15/12	5,000	5,062,690
Sr. Sec’d. Notes	A2	6.400	10/01/13	1,000	1,068,159
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	1.950	08/15/16	10,100	10,292,254

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	21

Portfolio of Investments

as of June 30, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	2.250%	09/01/15	$5,000	$5,155,140
DTE Energy Co., Sr. Unsec’d. Notes(a)	Baa2	1.167	06/03/13	5,800	5,809,396
Sr. Unsec’d. Notes	Baa2	7.625	05/15/14	1,550	1,729,166
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	1.750	12/15/16	4,050	4,153,028
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	2.150	11/15/16	15,080	15,446,519
Sr. Unsec’d. Notes	Baa2	3.950	09/15/14	5,000	5,307,390
Sr. Unsec’d. Notes	Baa2	5.650	06/15/13	1,700	1,776,769
Sr. Unsec’d. Notes	Baa2	6.300	02/01/14	17,850	19,317,252
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	Ba1	5.375	11/02/12	4,500	4,508,550
ENEL Finance International SA (Netherlands), Gtd. Notes, 144A	Baa1	3.875	10/07/14	15,080	14,826,158
Gtd. Notes, 144A	Baa1	5.700	01/15/13	620	628,523
Entergy Corp., Sr. Unsec’d. Notes	Baa3	4.700	01/15/17	7,460	7,825,070
Entergy Louisiana LLC, First Mtge. Bonds	A3	1.875	12/15/14	3,545	3,631,324
Entergy Texas, Inc., First Mtge. Bonds	Baa2	3.600	06/01/15	2,475	2,575,240
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900	06/15/15	11,718	12,736,072
FirstEnergy Solutions Corp., Gtd. Notes	Baa3	4.800	02/15/15	4,200	4,458,590
Great Plains Energy, Inc., Sr. Unsec’d. Notes	Baa3	2.750	08/15/13	3,330	3,378,771
Iberdrola Finance Ireland Ltd. (Ireland), Gtd. Notes, 144A	Baa1	3.800	09/11/14	11,025	10,728,229
Interstate Power & Light Co., Sr. Unsec’d. Notes	A3	3.300	06/15/15	3,200	3,383,898
LG&E and KU Energy LLC, Sr. Unsec’d. Notes	Baa2	2.125	11/15/15	17,800	17,754,485
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	3.150	07/15/12	5,000	5,004,976

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
National Rural Utilities Cooperative Finance Corp.,	A1	1.000%	02/02/15	$5,300	$5,326,415
National Rural Utilities Cooperative Finance Corp.,	A1	2.625	09/16/12	3,200	3,212,608
Nevada Power Co., Genl. Ref. Mtge., Ser. L	Baa1	5.875	01/15/15	23,350	25,995,392
Nextera Energy Capital Holdings, Inc., Gtd. Notes	Baa1	2.600	09/01/15	8,300	8,527,437
Gtd. Notes	Baa1	5.350	06/15/13	705	734,284
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	3.553	10/01/14	4,750	5,005,194
NRG Energy, Inc., Gtd. Notes(c)	B1	7.375	01/15/17	2,000	2,080,000
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes(c)	Baa1	6.375	01/15/15	3,000	3,317,703
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.250	12/01/13	13,500	14,523,003
PECO Energy Co., First Mtge. Bonds	A1	5.000	10/01/14	2,685	2,911,794
Pepco Holdings, Inc., Sr. Unsec’d. Notes	Baa3	2.700	10/01/15	5,100	5,234,946
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.050	03/15/14	3,400	3,680,738
PSEG Power LLC, Gtd. Notes	Baa1	2.500	04/15/13	9,190	9,318,825
Gtd. Notes	Baa1	2.750	09/15/16	16,085	16,358,976
Southern California Edison Co., 1st Ref. Mort.	A1	5.750	03/15/14	2,425	2,628,053
Southern Co. (The), Sr. Unsec’d. Notes(c)	Baa1	1.950	09/01/16	20,455	20,948,375
Sr. Unsec’d. Notes	Baa1	4.150	05/15/14	1,500	1,585,006
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Ser. D	Baa3	4.900	07/01/15	6,811	7,308,639
TECO Finance, Inc., Gtd. Notes	Baa2	4.000	03/15/16	4,000	4,280,344
Gtd. Notes, MTN	Baa2	6.572	11/01/17	2,000	2,412,146
Transalta Corp. (Canada), Sr. Unsec’d. Notes(c)	Baa2	4.750	01/15/15	3,860	4,027,632

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	23

Portfolio of Investments

as of June 30, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
Virginia Electric and Power Co., Sr. Unsec’d. Notes	A3	5.100%	11/30/12	$900	$916,654
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	A2	6.000	04/01/14	435	474,247

					428,799,126

Energy - Integrated 2.2%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(c)	A2	1.846	05/05/17	10,050	10,149,957
Gtd. Notes(c)	A2	2.248	11/01/16	16,600	17,095,792
Gtd. Notes	A2	3.125	10/01/15	18,520	19,689,168
Gtd. Notes(c)	A2	3.200	03/11/16	8,375	8,907,717
Gtd. Notes	A2	3.625	05/08/14	6,800	7,127,923
Gtd. Notes	A2	3.875	03/10/15	9,313	9,979,857
Gtd. Notes(c)	A2	5.250	11/07/13	17,610	18,659,644
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.500	09/15/14	8,875	9,476,131
ConocoPhillips, Gtd. Notes(c)	A1	4.600	01/15/15	2,300	2,518,028
ConocoPhillips Australia Funding Co., Gtd. Notes	A1	5.500	04/15/13	2,400	2,489,825
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.000	02/15/14	9,680	10,586,774
PC Financial Partnership, Gtd. Notes	Baa2	5.000	11/15/14	1,598	1,725,458
Petro-Canada (Canada), Sr. Unsec’d. Notes	Baa2	4.000	07/15/13	4,000	4,122,304
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes(c)	Baa2	6.100	06/01/18	10,718	12,693,992
Total Capital International SA (France), Gtd. Notes(c)	Aa1	1.500	02/17/17	25,245	25,344,970
Total Capital SA (France), Gtd. Notes	Aa1	3.000	06/24/15	10,000	10,612,730

					171,180,270

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Energy - Other 2.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	5.950%	09/15/16	$19,800	$22,468,605
Sr. Unsec’d. Notes	Baa3	6.375	09/15/17	8,445	9,809,999
Sr. Unsec’d. Notes	Baa3	7.625	03/15/14	9,500	10,424,768
Cameron International Corp., Sr. Unsec’d. Notes(a)	Baa1	1.397	06/02/14	15,425	15,402,464
Sr. Unsec’d. Notes	Baa1	1.600	04/30/15	3,615	3,617,570
Sr. Unsec’d. Notes	Baa1	6.375	07/15/18	4,309	5,123,474
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	Baa1	5.150	02/01/13	880	902,253
Devon Energy Corp., Sr. Unsec’d. Notes(c)	Baa1	1.875	05/15/17	10,105	10,106,779
Sr. Unsec’d. Notes	Baa1	2.400	07/15/16	2,000	2,056,212
Sr. Unsec’d. Notes	Baa1	5.625	01/15/14	9,843	10,527,423
EnCana Holdings Finance Corp. (Canada), Gtd. Notes	Baa2	5.800	05/01/14	5,495	5,913,900
Forest Oil Corp., Gtd. Notes(c)	B1	8.500	02/15/14	4,500	4,680,000
Marathon Petroleum Corp., Sr. Unsec’d. Notes	Baa2	3.500	03/01/16	4,300	4,507,432
Nabors Industries, Inc., Gtd. Notes	Baa2	5.375	08/15/12	550	552,263
Gtd. Notes	Baa2	6.150	02/15/18	11,805	13,546,922
Noble Holding International Ltd. (Cayman Islands), Gtd. Notes	Baa1	2.500	03/15/17	3,095	3,142,904
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A1	1.750	02/15/17	17,285	17,576,667
Phillips 66, Gtd. Notes, 144A(c)	Baa1	2.950	05/01/17	6,430	6,607,262
Schlumberger Norge AS (Norway), Gtd. Notes, 144A	A1	1.950	09/14/16	9,210	9,437,809
Transocean, Inc. (Cayman Islands), Gtd. Notes(c)	Baa3	5.050	12/15/16	14,050	15,239,248

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	25

Portfolio of Investments

as of June 30, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Energy - Other (cont’d.)
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.150%	03/15/13	$912	$936,654
Gtd. Notes	Baa2	5.500	02/15/16	4,850	5,382,768
Weatherford International, Inc., Gtd. Notes	Baa2	6.350	06/15/17	10,350	11,952,118
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	4.500	11/10/14	4,800	5,077,565

					194,993,059

Foods 6.0%
Anheuser-Busch Cos. LLC, Gtd. Notes	A3	5.050	10/15/16	6,215	7,083,882
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	1.500	07/14/14	6,450	6,538,423
Gtd. Notes	A3	3.000	10/15/12	1,600	1,610,829
Gtd. Notes(c)	A3	5.375	11/15/14	33,000	36,379,794
ARAMARK Corp., Gtd. Notes	B3	8.500	02/01/15	10,000	10,237,600
ARAMARK Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A(c)	B3	8.625	05/01/16	5,000	5,118,800
Beam, Inc., Sr. Unsec’d. Notes(c)	Baa2	1.875	05/15/17	8,465	8,505,776
Sr. Unsec’d. Notes	Baa2	6.375	06/15/14	404	442,532
Bottling Group LLC, Gtd. Notes	Aa3	6.950	03/15/14	3,300	3,647,002
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350	04/15/14	4,400	4,642,880
Gtd. Notes	Baa2	5.875	05/15/13	11,325	11,753,164
Cargill, Inc., Unsec’d. Notes, 144A (original cost $8,084,286; purchased 02/21/12)(d)(f)	A2	1.900	03/01/17	8,100	8,135,583
Coca-Cola Co. (The), Sr. Unsec’d. Notes(c)	Aa3	1.800	09/01/16	14,600	14,995,324
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	2.125	09/15/15	10,000	10,246,480

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Foods (cont’d.)
Coca-Cola Refreshments USA, Inc., Sr. Unsec’d. Notes	A+(b)	4.250%	03/01/15	$3,230	$3,510,251
Sr. Unsec’d. Notes	A+(b)	7.375	03/03/14	1,000	1,107,453
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.875	04/15/14	6,000	6,478,950
Darden Restaurants, Inc., Sr. Unsec’d. Notes	Baa2	5.625	10/15/12	7,180	7,269,168
Delhaize Group (Belgium), Gtd. Notes	Baa3	5.875	02/01/14	11,263	11,860,254
Diageo Capital PLC (United Kingdom), Gtd. Notes(c)	A3	1.500	05/11/17	9,235	9,269,022
Gtd. Notes	A3	5.200	01/30/13	4,045	4,155,262
Gtd. Notes(c)	A3	7.375	01/15/14	12,195	13,416,793
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa1	2.350	12/21/12	9,250	9,321,752
Gtd. Notes(c)	Baa1	2.900	01/15/16	5,350	5,602,461
Gtd. Notes	Baa1	6.120	05/01/13	1,000	1,043,210
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.200	03/17/15	1,000	1,110,062
Sr. Unsec’d. Notes	Baa1	5.250	08/15/13	1,210	1,270,182
Sr. Unsec’d. Notes	Baa1	5.650	09/10/12	2,981	3,007,331
Sr. Unsec’d. Notes, MTN	Baa1	8.022	02/05/13	3,000	3,115,749
Hershey Co. (The), Sr. Unsec’d. Notes	A2	5.000	04/01/13	575	593,855
H.J. Heinz Co., Sr. Unsec’d. Notes	Baa2	2.000	09/12/16	6,000	6,157,920
Sr. Unsec’d. Notes	Baa2	5.350	07/15/13	1,100	1,152,855
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes (original cost $5,743,750; purchased 01/30/2012)(d)(f)	B1	11.625	05/01/14	5,000	5,687,500
Kellogg Co., Sr. Unsec’d. Notes(c)	Baa1	1.125	05/15/15	11,250	11,304,146
Sr. Unsec’d. Notes	Baa1	1.750	05/17/17	4,925	4,924,734
Sr. Unsec’d. Notes	Baa1	5.125	12/03/12	1,265	1,288,640
Kraft Foods Group, Inc., Gtd. Notes, 144A(c)	Baa2	2.250	06/05/17	10,720	10,975,972

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	27

Portfolio of Investments

as of June 30, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Foods (cont’d.)
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	4.125%	02/09/16	$10,250	$11,161,297
Sr. Unsec’d. Notes	Baa2	6.000	02/11/13	16,685	17,197,380
Sr. Unsec’d. Notes	Baa2	6.500	08/11/17	14,463	17,547,770
Sr. Unsec’d. Notes	Baa2	6.750	02/19/14	1,000	1,095,422
Unsec’d. Notes	Baa2	5.250	10/01/13	15,750	16,578,702
Kroger Co. (The), Gtd. Notes	Baa2	5.000	04/15/13	2,570	2,648,061
Gtd. Notes	Baa2	7.500	01/15/14	9,385	10,288,532
McCormick & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	5.250	09/01/13	1,150	1,206,052
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	Baa1	3.500	11/01/14	13,335	13,836,956
Molson Coors Brewing Co., Gtd. Notes(c)	Baa2	2.000	05/01/17	10,975	11,075,333
Nabisco, Inc., Sr. Unsec’d. Notes	Baa2	7.550	06/15/15	4,393	5,156,512
PepsiAmericas, Inc., Gtd. Notes	Aa3	4.375	02/15/14	1,000	1,058,003
PepsiCo, Inc., Sr. Unsec’d. Notes(c)	Aa3	2.500	05/10/16	12,000	12,598,140
SABMiller Holdings, Inc., Gtd. Notes, 144A(c)	Baa1	2.450	01/15/17	30,990	31,942,571
SABMiller PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Baa1	5.500	08/15/13	1,643	1,718,926
Safeway, Inc., Sr. Unsec’d. Notes	Baa3	5.800	08/15/12	2,845	2,861,578
Sr. Unsec’d. Notes	Baa3	6.250	03/15/14	4,020	4,312,471
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000	07/15/14	11,500	13,124,375
SUPERVALU, Inc., Sr. Unsec’d. Notes(c)	B2	7.500	11/15/14	1,750	1,776,250
Tesco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Baa1	2.000	12/05/14	11,350	11,466,315
Woolworths Ltd. (Australia), Sr. Unsec’d. Notes, 144A(c)	A3	2.550	09/22/15	6,810	7,010,929
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	4.250	09/15/15	10,345	11,200,594
Sr. Unsec’d. Notes	Baa3	7.700	07/01/12	4,325	4,325,827

					464,149,587

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Gaming 0.4%
MGM Resorts International, Gtd. Notes	B3	6.750%	09/01/12	$10,000	$10,025,000
Sr. Sec’d. Notes	Ba2	13.000	11/15/13	14,153	16,134,420
Pinnacle Entertainment, Inc., Gtd. Notes(c)	B1	8.625	08/01/17	2,500	2,718,750

					28,878,170

Healthcare & Pharmaceutical 6.2%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	2.700	05/27/15	11,040	11,631,126
Allergan, Inc., Sr. Unsec’d. Notes	A3	5.750	04/01/16	15,900	18,428,816
AmerisourceBergen Corp., Gtd. Notes	Baa2	5.625	09/15/12	5,600	5,653,805
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	1.875	11/15/14	7,000	7,108,647
Sr. Unsec’d. Notes(c)	Baa1	2.125	05/15/17	20,000	20,234,800
Sr. Unsec’d. Notes(c)	Baa1	2.300	06/15/16	27,975	28,751,922
Aristotle Holding, Inc., Gtd. Notes, 144A(c)	Baa3	2.100	02/12/15	6,675	6,740,262
Baxter International, Inc., Sr. Unsec’d. Notes	A3	1.850	01/15/17	6,765	6,912,768
Sr. Unsec’d. Notes	A3	4.000	03/01/14	1,990	2,098,365
Becton Dickinson and Co., Sr. Unsec’d. Notes	A2	1.750	11/08/16	13,915	14,225,263
Biogen Idec, Inc., Sr. Unsec’d. Notes	Baa2	6.000	03/01/13	10,870	11,224,808
Boston Scientific Corp., Sr. Unsec’d. Notes	Baa3	4.500	01/15/15	23,642	25,191,828
Sr. Unsec’d. Notes	Baa3	5.450	06/15/14	9,870	10,577,620
Cardinal Health, Inc., Sr. Unsec’d. Notes(c)	Baa2	1.900	06/15/17	8,050	8,110,278
Sr. Unsec’d. Notes	Baa2	5.500	06/15/13	3,250	3,383,149
CareFusion Corp., Sr. Unsec’d. Notes	Baa3	4.125	08/01/12	4,690	4,704,147
Sr. Unsec’d. Notes	Baa3	5.125	08/01/14	16,475	17,651,760
Celgene Corp., Sr. Unsec’d. Notes	Baa2	2.450	10/15/15	6,840	7,006,315

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	29

Portfolio of Investments

as of June 30, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	1.350%	05/29/15	$11,020	$11,034,315
Express Scripts Holding Co., Gtd. Notes, 144A	Baa3	2.650	02/15/17	3,060	3,113,149
Gtd. Notes	Baa3	3.125	05/15/16	7,300	7,600,548
Gtd. Notes, 144A	Baa3	3.500	11/15/16	18,110	19,067,367
Gtd. Notes	Baa3	6.250	06/15/14	8,812	9,634,970
Genzyme Corp.,
Gtd. Notes	A2	3.625	06/15/15	7,200	7,724,398
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	Baa1	2.400	12/01/14	5,840	6,018,873
Sr. Unsec’d. Notes(c)	Baa1	3.050	12/01/16	19,700	20,797,428
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes(c)	A1	1.500	05/08/17	24,125	24,168,691
HCA, Inc., Sr. Unsec’d. Notes	B3	6.250	02/15/13	10,000	10,225,000
Sr. Unsec’d. Notes	B3	6.300	10/01/12	5,000	5,050,000
Hospira, Inc., Sr. Unsec’d. Notes	Baa3	5.900	06/15/14	5,420	5,811,828
Sr. Unsec’d. Notes, Ser. G	Baa3	6.400	05/15/15	2,200	2,446,752
Life Technologies Corp., Sr. Unsec’d. Notes	Baa3	3.500	01/15/16	14,150	14,731,409
Sr. Unsec’d. Notes	Baa3	4.400	03/01/15	4,500	4,782,191
McKesson Corp., Sr. Unsec’d. Notes	Baa2	3.250	03/01/16	2,310	2,479,621
Sr. Unsec’d. Notes	Baa2	5.250	03/01/13	2,765	2,847,745
Sr. Unsec’d. Notes	Baa2	6.500	02/15/14	5,910	6,441,510
Medco Health Solutions, Inc., Sr. Unsec’d. Notes	Baa3	2.750	09/15/15	3,355	3,449,879
Sr. Unsec’d. Notes	Baa3	6.125	03/15/13	11,782	12,211,230
Medtronic, Inc., Sr. Unsec’d. Notes	A1	4.500	03/15/14	1,000	1,063,608
Pfizer, Inc., Sr. Unsec’d. Notes	A1	5.350	03/15/15	2,300	2,571,561
Roche Holdings, Inc., Gtd. Notes, 144A	A1	5.000	03/01/14	2,012	2,146,681
Sanofi-Aventis SA (France), Sr. Unsec’d. Notes(c)	A2	2.625	03/29/16	9,380	9,841,552

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
St. Jude Medical, Inc., Sr. Unsec’d. Notes	Baa1	3.750%	07/15/14	$4,700	$4,947,521
Stryker Corp., Sr. Unsec’d. Notes	A3	2.000	09/30/16	8,085	8,283,438
Teva Pharmaceutical Finance Co. BV (Curacao), Gtd. Notes	A3	2.400	11/10/16	18,420	19,031,673
Teva Pharmaceutical Finance Co. LLC, Gtd. Notes	A3	5.550	02/01/16	5,000	5,671,830
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	A3	2.150	12/28/12	1,180	1,185,829
Sr. Unsec’d. Notes(c)	A3	2.250	08/15/16	24,450	25,286,214
Sr. Unsec’d. Notes	A3	3.200	03/01/16	6,385	6,835,347
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	5.000	08/15/14	4,000	4,249,676

					480,387,513

Healthcare Insurance 1.8%
Aetna, Inc., Sr. Unsec’d. Notes(c)	Baa1	1.750	05/15/17	10,655	10,673,923
Sr. Unsec’d. Notes(c)	Baa1	6.000	06/15/16	20,370	23,654,642
CIGNA Corp., Sr. Unsec’d. Notes(c)	Baa2	2.750	11/15/16	20,415	21,033,003
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	5.950	03/15/17	7,730	8,767,953
Sr. Unsec’d. Notes	Baa3	6.300	08/15/14	10,575	11,494,983
Humana, Inc., Sr. Unsec’d. Notes	Baa3	6.450	06/01/16	3,500	3,980,375
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(c)	A3	1.875	11/15/16	7,350	7,525,114
Sr. Unsec’d. Notes	A3	4.875	02/15/13	921	944,424
Sr. Unsec’d. Notes	A3	4.875	04/01/13	4,150	4,277,865
Sr. Unsec’d. Notes	A3	5.375	03/15/16	23,015	26,403,890
Sr. Unsec’d. Notes	A3	5.500	11/15/12	4,000	4,071,400
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	6.000	02/15/14	12,833	13,805,061
Sr. Unsec’d. Notes	Baa1	6.800	08/01/12	738	741,554

					137,374,187

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	31

Portfolio of Investments

as of June 30, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance 3.0%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	7.500%	08/01/16	$5,090	$5,868,622
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	5.000	08/15/14	3,795	4,105,795
Sr. Unsec’d. Notes	A3	6.200	05/16/14	1,750	1,924,944
Allstate Life Global Funding Trusts,
Sr. Sec’d. Notes, MTN(c)	A1	5.375	04/30/13	5,875	6,112,420
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	3.650	01/15/14	6,845	6,991,620
Sr. Unsec’d. Notes	Baa1	3.800	03/22/17	18,700	19,062,593
Sr. Unsec’d. Notes(a)	Baa1	4.250	05/15/13	4,500	4,589,838
Sr. Unsec’d. Notes	Baa1	4.875	09/15/16	14,225	15,088,941
Sr. Unsec’d. Notes	Baa1	5.050	10/01/15	5,000	5,306,905
Sr. Unsec’d. Notes, MTN(c)	Baa1	5.600	10/18/16	2,500	2,718,443
AON Corp., Gtd. Notes	Baa2	3.500	09/30/15	7,315	7,644,373
Sr. Unsec’d. Notes	Baa2	3.125	05/27/16	4,665	4,860,450
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750	12/01/14	5,180	5,488,749
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	4.600	05/15/13	1,000	1,034,708
Gtd. Notes	Aa2	5.000	08/15/13	1,325	1,389,062
Chubb Corp. (The), Sr. Unsec’d. Notes	A2	5.200	04/01/13	570	588,118
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	6.150	10/15/15	4,639	4,966,657
Hartford Financial Services Group, Inc., (The) Sr. Unsec’d. Notes(c)	Baa3	4.000	03/30/15	16,425	17,226,014
Sr. Unsec’d. Notes	Baa3	4.000	10/15/17	7,500	7,531,110
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	7.250	09/01/12	4,800	4,842,634
Sr. Unsec’d. Notes, 144A	Baa2	5.750	03/15/14	4,955	5,231,697
Sr. Unsec’d. Notes, 144A	Baa2	6.700	08/15/16	3,135	3,513,203
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300	06/15/15	7,135	7,517,250

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Sr. Unsec’d. Notes(c)	Baa2	4.750%	02/15/14	$3,255	$3,401,511
Sr. Unsec’d. Notes	Baa2	5.650	08/27/12	7,800	7,853,732
Massmutual Global Funding II, Sr. Sec’d. Notes, 144A	Aa2	2.875	04/21/14	5,000	5,146,745
Sr. Sec’d. Notes, 144A	Aa2	3.625	07/16/12	2,750	2,753,054
MetLife, Inc., Sr. Unsec’d. Notes	A3	2.375	02/06/14	8,730	8,907,830
Sr. Unsec’d. Notes(c)	A3	5.000	06/15/15	5,000	5,497,010
Sr. Unsec’d. Notes(c)	A3	5.500	06/15/14	1,500	1,617,069
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	Aa3	2.500	09/29/15	6,645	6,810,627
Sr. Sec’d. Notes, 144A(c)	Aa3	2.875	09/17/12	10,000	10,041,900
Sr. Sec’d. Notes, 144A, MTN	Aa3	5.125	04/10/13	9,500	9,814,165
New York Life Global Funding, Sr. Sec’d. Notes, 144A(c)	Aaa	3.000	05/04/15	1,275	1,341,078
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.350	04/01/13	6,840	6,843,865
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.300	04/24/13	500	518,672
TIAA Global Markets, Inc., Sr. Unsec’d. Notes, 144A, MTN	Aa1	5.125	10/10/12	3,550	3,589,835
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	A2	5.500	12/01/15	3,855	4,350,768
Willis Group Holdings PLC (Ireland), Gtd. Notes	Baa3	4.125	03/15/16	4,065	4,249,600
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250	09/15/14	6,300	6,636,225

					232,977,832

Lodging 0.8%
Marriott International, Inc., Sr. Unsec’d. Notes(c)	Baa2	6.375	06/15/17	9,400	11,050,142
Sr. Unsec’d. Notes, Ser. J	Baa2	5.625	02/15/13	4,845	4,977,617
Sheraton Holding Corp., Gtd. Notes	Baa3	7.375	11/15/15	16,528	18,968,773

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	33

Portfolio of Investments

as of June 30, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Lodging (cont’d.)
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(c)	Baa3	7.875%	10/15/14	$13,300	$15,089,568
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	2.950	03/01/17	12,000	11,937,192

					62,023,292

Media & Entertainment 2.5%
Belo Corp., Gtd. Notes	Ba1	8.000	11/15/16	2,500	2,734,375
Sr. Unsec’d. Notes	Ba3	6.750	05/30/13	10,000	10,350,000
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	Baa1	6.100	02/15/18	10,000	11,633,920
CBS Corp.,
Gtd. Notes(c)	Baa2	1.950	07/01/17	4,065	4,060,935
Gtd. Notes(c)	Baa2	8.200	05/15/14	12,728	14,409,738
Lamar Media Corp., Gtd. Notes	Ba3	9.750	04/01/14	8,000	8,960,000
NBC Universal Media LLC, Sr. Unsec’d. Notes	Baa2	2.100	04/01/14	7,830	7,969,069
Sr. Unsec’d. Notes(c)	Baa2	2.875	04/01/16	7,937	8,275,973
Sr. Unsec’d. Notes	Baa2	3.650	04/30/15	22,785	24,207,513
News America Holdings, Inc., Gtd. Notes	Baa1	8.000	10/17/16	17,865	21,953,370
Nielsen Finance LLC / Nielsen Finance Co., Gtd. Notes	B2	11.500	05/01/16	3,000	3,412,500
Gtd. Notes	B2	11.625	02/01/14	3,000	3,435,000
Time Warner, Inc., Gtd. Notes(c)	Baa2	3.150	07/15/15	13,200	13,921,076
Gtd. Notes	Baa2	5.875	11/15/16	10,343	12,111,953
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	1.250	02/27/15	9,250	9,273,033
Sr. Unsec’d. Notes(c)	Baa1	2.500	12/15/16	9,025	9,344,142
Sr. Unsec’d. Notes	Baa1	4.250	09/15/15	4,195	4,573,485
Sr. Unsec’d. Notes(c)	Baa1	4.375	09/15/14	16,850	18,036,914

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
WMG Acquisition Corp., Sr. Sec’d. Notes(c)	Ba2	9.500%	06/15/16	$5,000	$5,450,000

					194,112,996

Metals 2.7%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	Baa1	2.150	09/27/13	875	881,500
Gtd. Notes, 144A	Baa1	9.375	04/08/14	5,080	5,712,887
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(c)	Baa3	3.750	03/01/16	6,330	6,286,469
Sr. Unsec’d. Notes(c)	Baa3	4.500	02/25/17	26,370	25,966,750
Sr. Unsec’d. Notes	Baa3	5.375	06/01/13	10,300	10,593,179
Sr. Unsec’d. Notes	Baa3	9.000	02/15/15	2,395	2,691,613
Barrick Gold Financeco LLC, Gtd. Notes, MTN	Baa1	6.125	09/15/13	10,130	10,755,244
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	1.625	02/24/17	14,645	14,745,626
Gtd. Notes	A1	1.875	11/21/16	17,250	17,669,934
Gtd. Notes	A1	5.500	04/01/14	10,900	11,807,338
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(c)	Ba3	7.000	11/01/15	6,000	6,120,000
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes(c)	Baa3	2.150	03/01/17	11,150	10,993,309
Metals USA, Inc., Sr. Sec’d. Notes	B2	11.125	12/01/15	7,600	7,913,500
Noranda, Inc. (Canada), Gtd. Notes	Baa2	7.250	07/15/12	2,490	2,495,984
Nucor Corp., Sr. Unsec’d. Notes	A2	5.000	06/01/13	750	778,945
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(b)	4.500	05/15/13	8,200	8,441,137
Sr. Unsec’d. Notes	A-(b)	4.875	09/15/12	3,850	3,880,446
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	2.250	09/20/16	2,108	2,179,122

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	35

Portfolio of Investments

as of June 30, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Metals (cont’d.)
Gtd. Notes	A3	2.500%	05/20/16	$4,235	$4,401,245
Gtd. Notes	A3	8.950	05/01/14	26,975	30,802,105
Xstrata Financial Canada Corp. (Canada), Gtd. Notes, 144A	Baa2	2.850	11/10/14	23,375	23,819,382

					208,935,715

Non-Captive Finance 3.3%
CIT Group, Inc., Gtd. Notes, 144A(c)	B1	7.000	05/02/17	2,303	2,307,784
Sr. Unsec’d. Notes, 144A(c)	B1	4.750	02/15/15	10,000	10,237,500
GATX Corp., Sr. Unsec’d. Notes	Baa2	4.750	10/01/12	2,550	2,571,214
General Electric Capital Corp., Sr. Unsec’d. Notes(c)	A1	2.100	01/07/14	20,000	20,311,060
Sr. Unsec’d. Notes, MTN(c)	A1	2.250	11/09/15	10,500	10,713,024
Sr. Unsec’d. Notes, MTN(c)	A1	2.800	01/08/13	10,000	10,116,620
Sr. Unsec’d. Notes, MTN	A1	3.350	10/17/16	44,558	46,937,709
Sr. Unsec’d. Notes, MTN(c)	A1	4.800	05/01/13	16,000	16,540,384
Sr. Unsec’d. Notes, MTN	A1	4.875	03/04/15	16,700	18,132,292
Sr. Unsec’d. Notes, MTN(c)	A1	5.625	05/01/18	14,151	16,267,141
Sr. Unsec’d. Notes(c)	A1	5.900	05/13/14	16,000	17,379,920
Sr. Unsec’d. Notes, Ser. G, MTN	A1	5.250	10/19/12	4,000	4,055,996
Unsec’d. Notes, MTN(c)	A1	2.300	04/27/17	25,350	25,521,391
International Lease Finance Corp., Sr. Sec’d. Notes, 144A(c)	Ba2	6.500	09/01/14	1,910	2,015,050
Sr. Unsec’d. Notes	Ba3	5.750	05/15/16	3,750	3,804,683
Sr. Unsec’d. Notes, MTN	Ba3	6.375	03/25/13	1,750	1,787,187
SLM Corp., Sr. Notes, MTN	Ba1	6.250	01/25/16	3,490	3,664,500
Sr. Unsec’d. Notes, MTN	Ba1	5.050	11/14/14	3,000	3,089,862
Sr. Unsec’d. Notes, MTN	Ba1	5.125	08/27/12	9,420	9,456,499
Sr. Unsec’d. Notes, Ser. A, MTN	Ba1	5.000	10/01/13	4,150	4,274,500
Sr. Unsec’d. Notes, Ser. A, MTN(c)	Ba1	5.000	04/15/15	12,310	12,423,141
Sr. Unsec’d. Notes, Ser. A, MTN	Ba1	5.375	01/15/13	6,165	6,280,495
Unsec’d. Notes, MTN	Ba1	6.000	01/25/17	9,565	9,880,894

					257,768,846

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Packaging 0.3%
Bemis Co., Inc., Sr. Unsec’d. Notes	Baa1	5.650%	08/01/14	$3,775	$4,084,867
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	B1	5.625	07/15/13	15,000	15,487,500

					19,572,367

Paper 0.3%
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $3,485,580; purchased 06/05/12)(d)(f)	Baa3	7.700	06/15/15	3,000	3,485,235
International Paper Co., Sr. Unsec’d. Notes	Baa3	5.250	04/01/16	4,500	4,952,286
Sr. Unsec’d. Notes	Baa3	7.400	06/15/14	3,000	3,324,681
Sr. Unsec’d. Notes	Baa3	7.950	06/15/18	10,026	12,634,053

					24,396,255

Pipelines & Other 1.3%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa1	4.950	10/15/14	950	1,026,084
Sr. Unsec’d. Notes	Baa1	5.125	01/15/13	5,000	5,113,035
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	9.700	12/01/13	2,620	2,880,140
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	8.500	04/15/14	2,005	2,219,613
Enterprise Products Operating LLC, Gtd. Notes	Baa2	3.200	02/01/16	2,190	2,293,970
Gtd. Notes	Baa2	3.700	06/01/15	2,400	2,560,574
Gtd. Notes	Baa2	4.600	08/01/12	8,075	8,100,709
Gtd. Notes	Baa2	6.650	04/15/18	3,400	4,081,391
Gtd. Notes, Ser. M	Baa2	5.650	04/01/13	5,000	5,158,330
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(c)	Baa2	3.500	03/01/16	14,961	15,817,996
Sr. Unsec’d. Notes	Baa2	5.625	02/15/15	3,600	3,960,871
Sr. Unsec’d. Notes	Baa2	5.850	09/15/12	1,050	1,060,203
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	5.650	10/15/16	3,990	4,559,265
Sr. Unsec’d. Notes	Baa2	6.450	06/01/14	5,000	5,436,855

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	37

Portfolio of Investments

as of June 30, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Pipelines & Other (cont’d.)
NiSource Finance Corp., Gtd. Notes	Baa3	6.150%	03/01/13	$273	$282,301
Plains All American Pipeline LP/PAA Finance Corp., Gtd. Notes	Baa2	4.250	09/01/12	5,275	5,299,033
Sempra Energy, Sr. Unsec’d. Notes	Baa1	2.000	03/15/14	8,710	8,846,190
Sr. Unsec’d. Notes(c)	Baa1	2.300	04/01/17	12,390	12,697,854
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	A3	4.000	06/15/13	2,750	2,836,809
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes, Ser. B	Baa1	8.875	07/15/12	1,000	1,003,226
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	3.800	02/15/15	8,300	8,731,451

					103,965,900

Railroads 0.8%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	4.875	01/15/15	5,000	5,462,170
Sr. Unsec’d. Notes	A3	5.900	07/01/12	445	445,062
Sr. Unsec’d. Notes	A3	6.875	02/15/16	2,000	2,337,908
Sr. Unsec’d. Notes	A3	7.000	02/01/14	5,000	5,482,005
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	A3	4.400	03/15/13	7,150	7,342,414
CSX Corp., Sr. Unsec’d. Notes	Baa3	5.300	02/15/14	4,000	4,256,476
Sr. Unsec’d. Notes	Baa3	5.750	03/15/13	675	697,525
Sr. Unsec’d. Notes	Baa3	6.250	04/01/15	2,000	2,278,622
Sr. Unsec’d. Notes	Baa3	6.250	03/15/18	11,608	13,972,236
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.257	09/17/14	3,000	3,278,127
Sr. Unsec’d. Notes	Baa1	7.700	05/15/17	6,810	8,602,596
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	5.125	02/15/14	3,000	3,197,955
Sr. Unsec’d. Notes	Baa2	5.450	01/31/13	4,145	4,258,051

					61,611,147

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Real Estate Investment Trusts 1.6%
Camden Property Trust, Sr. Unsec’d. Notes	Baa1	5.875%	11/30/12	$4,575	$4,659,500
Duke Realty LP, Sr. Unsec’d. Notes	Baa2	6.250	05/15/13	3,000	3,100,647
Sr. Unsec’d. Notes(c)	Baa2	7.375	02/15/15	4,535	5,059,305
ERP Operating LP, Sr. Unsec’d. Notes	Baa1	5.500	10/01/12	6,810	6,888,798
HCP, Inc., Sr. Unsec’d. Notes	Baa2	2.700	02/01/14	3,565	3,621,944
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	6.750	02/15/13	13,000	13,082,602
Sr. Unsec’d. Notes	Baa2	7.875	08/15/14	3,300	3,569,181
Kilroy Realty LP, Gtd. Notes	Baa3	5.000	11/03/15	2,675	2,847,147
Liberty Property LP, Sr. Unsec’d. Notes	Baa1	5.650	08/15/14	7,955	8,459,156
Sr. Unsec’d. Notes	Baa1	6.375	08/15/12	1,350	1,359,010
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	4.600	06/15/13	8,495	8,666,055
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.500	11/15/15	6,500	7,047,248
Sr. Unsec’d. Notes	Baa1	5.950	09/15/16	1,700	1,898,249
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800	01/30/17	1,685	1,734,547
Sr. Unsec’d. Notes	A3	4.200	02/01/15	2,280	2,403,720
Sr. Unsec’d. Notes	A3	5.100	06/15/15	6,395	6,958,284
Sr. Unsec’d. Notes	A3	5.250	12/01/16	5,800	6,518,759
Sr. Unsec’d. Notes	A3	5.750	12/01/15	5,088	5,684,843
Sr. Unsec’d. Notes(c)	A3	6.100	05/01/16	9,640	10,970,735
Sr. Unsec’d. Notes	A3	6.125	05/30/18	2,774	3,282,310
Sr. Unsec’d. Notes	A3	6.750	05/15/14	4,975	5,392,427
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Baa2	3.125	11/30/15	2,830	2,881,189
WEA Finance LLC / WT Finance AUST Pty Ltd., Gtd. Notes, 144A(c)	A2	7.500	06/02/14	5,043	5,502,352

					121,588,008

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	39

Portfolio of Investments

as of June 30, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Retailers 2.2%
AutoZone, Inc., Sr. Unsec’d. Notes(c)	Baa2	5.750%	01/15/15	$8,424	$9,279,137
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	3.250	05/18/15	17,500	18,420,430
Sr. Unsec’d. Notes	Baa2	4.875	09/15/14	2,000	2,163,404
Sr. Unsec’d. Notes(c)	Baa2	6.125	08/15/16	14,476	16,932,780
CVS Pass-Through Trust, Pass-thru Certs., 144A	Baa2	6.117	01/10/13	5,378	5,505,522
Home Depot, Inc. (The), Sr. Unsec’d. Notes(c)	A3	5.400	03/01/16	8,256	9,517,715
J.C. Penney Corp., Inc., Sr. Unsec’d. Notes	Ba1	9.000	08/01/12	8,975	9,016,243
Lowe’s Cos., Inc., Sr. Unsec’d. Notes(c)	A3	1.625	04/15/17	10,535	10,613,096
Macy’s Retail Holdings, Inc., Gtd. Notes(c)	Baa3	5.750	07/15/14	8,471	9,193,390
Gtd. Notes	Baa3	5.875	01/15/13	3,437	3,520,602
Gtd. Notes	Baa3	5.900	12/01/16	20,790	23,963,801
Nordstrom, Inc., Sr. Unsec’d. Notes	Baa1	6.750	06/01/14	13,433	14,893,637
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500	05/15/16	2,725	2,963,438
Target Corp., Unsec’d. Notes	A2	5.875	07/15/16	4,300	5,102,840
TJX Cos., Inc., Sr. Unsec’d. Notes(c)	A3	4.200	08/15/15	7,140	7,814,152
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(c)(g)	Aa2	1.500	10/25/15	16,530	16,904,487

					165,804,674

Technology 2.7%
Amphenol Corp., Sr. Unsec’d. Notes	Baa2	4.750	11/15/14	3,550	3,819,523
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375	11/01/15	1,625	1,677,686
Broadcom Corp., Sr. Unsec’d. Notes	A2	1.500	11/01/13	4,735	4,793,165

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Technology (cont’d.)
CA, Inc., Sr. Unsec’d. Notes(a)	Baa2	6.125%	12/01/14	$7,000	$7,671,937
Dell, Inc., Sr. Unsec’d. Notes	A2	2.100	04/01/14	365	372,309
Electronic Data Systems LLC, Sr. Unsec’d. Notes, Ser. B(a)	A3	6.000	08/01/13	4,000	4,197,904
Equifax, Inc., Sr. Unsec’d. Notes	Baa1	4.450	12/01/14	8,535	9,016,152
Fiserv, Inc., Gtd. Notes	Baa2	3.125	10/01/15	1,670	1,731,055
Gtd. Notes	Baa2	3.125	06/15/16	7,200	7,422,430
Hewlett-Packard Co., Sr. Unsec’d. Notes	A3	2.350	03/15/15	15,000	15,234,090
Sr. Unsec’d. Notes(c)	A3	2.600	09/15/17	14,150	14,203,812
Sr. Unsec’d. Notes(c)	A3	3.300	12/09/16	8,126	8,493,718
Sr. Unsec’d. Notes	A3	4.750	06/02/14	10,000	10,572,880
Sr. Unsec’d. Notes	A3	6.125	03/01/14	2,800	3,005,355
International Business Machines Corp., Sr. Unsec’d. Notes	Aa3	1.250	02/06/17	15,300	15,340,132
Sr. Unsec’d. Notes	Aa3	1.950	07/22/16	29,165	30,002,006
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	Baa1	3.450	06/14/13	3,500	3,586,737
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A(c)	B3	9.750	08/01/18	7,000	7,980,000
Sr. Sec’d. Notes, 144A	BB(b)	10.000	07/15/13	4,500	4,837,500
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A(c)	Baa3	10.000	05/01/14	5,509	6,114,990
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500	08/12/15	2,425	2,594,750
Tyco Electronics Group SA (Luxembourg), Gtd. Notes	Baa2	1.600	02/03/15	4,710	4,729,702
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba1	12.750	10/15/14	3,150	3,433,500
Xerox Corp., Sr. Unsec’d. Notes(a)	Baa2	1.286	05/16/14	6,460	6,451,286

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	41

Portfolio of Investments

as of June 30, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Technology (cont’d.)
Xerox Corp., Inc.
Sr. Unsec’d. Notes(c)	Baa2	2.950%	03/15/17	$2,010	$2,032,767
Sr. Unsec’d. Notes	Baa2	4.250	02/15/15	16,135	17,107,198
Sr. Unsec’d. Notes	Baa2	8.250	05/15/14	9,280	10,347,469

					206,770,053

Telecommunications 6.4%
ALLTEL Corp., Sr. Unsec’d. Notes	A-(b)	6.500	11/01/13	4,000	4,287,304
America Movil SAB de CV (Mexico), Gtd. Notes(c)	A2	2.375	09/08/16	24,770	25,411,568
Gtd. Notes(c)	A2	3.625	03/30/15	7,200	7,657,654
Gtd. Notes(c)	A2	5.500	03/01/14	6,350	6,800,177
Gtd. Notes	A2	5.750	01/15/15	2,600	2,889,947
AT&T, Inc., Sr. Unsec’d. Notes(c)	A2	1.600	02/15/17	27,100	27,134,688
Sr. Unsec’d. Notes(c)	A2	2.400	08/15/16	16,925	17,584,280
Sr. Unsec’d. Notes	A2	2.500	08/15/15	29,840	31,063,738
Sr. Unsec’d. Notes	A2	2.950	05/15/16	15,420	16,332,463
Sr. Unsec’d. Notes	A2	5.100	09/15/14	2,750	3,002,522
Sr. Unsec’d. Notes	A2	5.625	06/15/16	8,000	9,262,240
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	2.000	06/22/15	5,385	5,458,995
Sr. Unsec’d. Notes	Baa2	5.150	01/15/13	1,000	1,022,427
Sr. Unsec’d. Notes	Baa2	5.950	01/15/18	14,685	17,201,833
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	5.550	02/01/14	18,100	19,376,629
Sr. Unsec’d. Notes	A2	7.375	11/15/13	9,350	10,151,510
CenturyLink, Inc., Sr. Unsec’d. Notes, Ser. M	Baa3	5.000	02/15/15	9,190	9,623,483
Sr. Unsec’d. Notes, Ser. R	Baa3	5.150	06/15/17	10,450	10,691,573
CenturyTel, Inc., Sr. Unsec’d. Notes, Ser. L	Baa3	7.875	08/15/12	4,000	4,028,985
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes, 144A	Baa1	2.250	03/06/17	20,425	20,182,290
Gtd. Notes, 144A	Baa1	3.125	04/11/16	8,800	9,101,884
Gtd. Notes	Baa1	5.250	07/22/13	5,000	5,218,705

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Gtd. Notes	Baa1	5.875%	08/20/13	$10,001	$10,533,793
Embarq Corp., Sr. Unsec’d. Notes (original cost $9,496,667; purchased 02/13/12)(c)(d)(f)	Baa3	7.082	06/01/16	8,480	9,705,716
France Telecom SA (France), Sr. Unsec’d. Notes	A3	2.125	09/16/15	4,360	4,384,294
Sr. Unsec’d. Notes(c)	A3	2.750	09/14/16	10,225	10,419,592
Sr. Unsec’d. Notes	A3	4.375	07/08/14	5,720	6,008,545
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250	05/01/14	66	72,270
Qwest Corp., Sr. Unsec’d. Notes(a)(c)	Baa3	3.718	06/15/13	8,000	8,007,512
Sr. Unsec’d. Notes	Baa3	8.375	05/01/16	8,679	10,274,973
Rogers Communications, Inc. (Canada), Gtd. Notes	Baa1	6.250	06/15/13	5,535	5,814,285
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	4.950	09/30/14	9,192	9,123,060
Gtd. Notes(c)	Baa2	5.250	11/15/13	13,735	13,769,338
Gtd. Notes	Baa2	6.175	06/18/14	5,625	5,667,187
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa2	2.582	04/26/13	10,700	10,540,078
Gtd. Notes	Baa2	4.949	01/15/15	4,740	4,481,229
Gtd. Notes(c)	Baa2	5.855	02/04/13	5,000	5,011,945
Verizon Communications, Inc., Sr. Unsec’d. Notes(c)	A3	2.000	11/01/16	29,575	30,265,133
Sr. Unsec’d. Notes(c)	A3	3.000	04/01/16	19,250	20,461,325
Sr. Unsec’d. Notes	A3	4.350	02/15/13	6,720	6,875,581
Verizon Virginia, Inc., Sr. Unsec’d. Notes, Ser. A	A-(b)	4.625	03/15/13	6,350	6,525,768
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes(c)	A3	1.625	03/20/17	24,750	24,754,282
Sr. Unsec’d. Notes	A3	4.150	06/10/14	10,976	11,642,770
Sr. Unsec’d. Notes(c)	A3	5.000	09/15/15	5,175	5,788,708
Windstream Corp., Gtd. Notes	Ba3	8.125	08/01/13	7,000	7,376,250

					490,988,529

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	43

Portfolio of Investments

as of June 30, 2012 (Unaudited) continued

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Tobacco 1.3%
Altria Group, Inc., Gtd. Notes(c)	Baa1	4.125%	09/11/15	$5,430	$5,893,630
Gtd. Notes	Baa1	7.750	02/06/14	15,150	16,715,359
Gtd. Notes	Baa1	8.500	11/10/13	15,800	17,357,564
Gtd. Notes	Baa1	9.700	11/10/18	7,500	10,378,260
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.500	08/04/16	8,455	8,814,016
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	2.500	05/16/16	13,250	13,902,986
Sr. Unsec’d. Notes	A2	6.875	03/17/14	3,500	3,864,172
Reynolds American, Inc., Gtd. Notes	Baa3	6.750	06/15/17	10,400	12,485,928
Gtd. Notes	Baa3	7.250	06/01/13	2,750	2,902,812
Gtd. Notes	Baa3	7.300	07/15/15	2,450	2,759,991
Gtd. Notes	Baa3	7.625	06/01/16	3,000	3,615,678

					98,690,396

TOTAL CORPORATE BONDS (cost $6,848,694,119)					7,014,147,484

FOREIGN AGENCIES 0.9%
EDF SA (France), Sr. Unsec’d. Notes, 144A	Aa3	5.500	01/26/14	6,725	7,119,925
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	4.125	09/09/15	11,000	11,659,076
Sr. Unsec’d. Notes	A1	5.875	01/14/15	5,000	5,466,570
GAZ Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	8.125	07/31/14	4,200	4,597,253
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	A1	3.875	05/04/17	9,500	10,100,011
Sr. Unsec’d. Notes(c)	A1	4.375	08/10/15	5,800	6,182,243
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250	06/17/14	2,000	2,151,244
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A1	5.375	07/30/14	5,000	5,312,765

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

FOREIGN AGENCIES (Continued)
Petrobras International Finance Co. - PiFCo. (Cayman Islands), Gtd. Notes(c)	A3	3.500%	02/06/17	$11,405	$11,707,050
Gtd. Notes(c)	A3	3.875	01/27/16	4,100	4,233,004
Statoil ASA (Norway), Sr. Unsec’d. Notes	Aa2	2.900	10/15/14	2,325	2,438,425

TOTAL FOREIGN AGENCIES (cost $67,471,736)					70,967,566

FOREIGN LOCAL GOVERNMENT 0.2%
Province of Ontario Canada (Canada) (cost $11,496,784)	Aa2	2.700	06/16/15	11,500	12,123,771

MUNICIPAL BONDS 0.5%
Cornell University, Sr. Unsec’d. Notes	Aa1	4.350	02/01/14	2,000	2,118,360
State of California GO Var. Purp.	A1	4.850	10/01/14	3,200	3,450,144
State of California GO Var. Purp. 3	A1	5.250	04/01/14	7,750	8,315,982
State of Illinois	A2	4.421	01/01/15	22,870	24,067,245

TOTAL MUNICIPAL BONDS (cost $36,871,966)					37,951,731

U.S. TREASURY OBLIGATIONS
U.S. Treasury Notes		0.375	06/15/15	1,485	1,483,724
U.S. Treasury Notes		0.625	05/31/17	1,615	1,607,557

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,090,539)					3,091,281

				Shares
PREFERRED STOCKS 0.1%

Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(a)				132,000	3,602,280
JPMorgan Chase Capital XXVI, 8.000% (Capital Security, fixed to floating preferred)(a)				71,000	1,795,590

TOTAL PREFERRED STOCKS (cost $5,240,750)					5,397,870

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	45

Portfolio of Investments

as of June 30, 2012 (Unaudited) continued

Description	Shares	Value (Note 1)
TOTAL LONG-TERM INVESTMENTS (cost $7,355,033,021)		$7,527,806,320

SHORT-TERM INVESTMENT 13.7%

Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,058,781,721; includes $928,665,586 of cash collateral received for securities on loan) (Note 3)(h)(i)	1,058,781,721	1,058,781,721

Total Investments 111.1% (cost $8,413,814,742; Note 5)		8,586,588,041
Liabilities in excess of other assets(k) (11.1)%		(856,960,374)

Net Assets 100.0%		$7,729,627,667

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

GO—General Obligation

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

PIK—Payment in Kind

†	The ratings reflected are as of June 30, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2012.
(b)	Standard & Poor’s Rating.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $904,462,478; cash collateral of $928,665,586 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(d)	Indicates a security that has been deemed illiquid.
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $58,036,613. The aggregate value of $58,865,846 is approximately 0.8% of net assets.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

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(j)	Security is post-maturity; represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at June 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
	Long Position:
4,744	2 Year U.S. Treasury Notes	Sep. 2012	$1,044,780,999	$1,044,569,500	$(211,499)
	Short Position:
1,664	5 Year U.S. Treasury Notes	Sep. 2012	206,197,162	206,284,000	(86,838)

					$(298,337)

Credit default swap agreements outstanding at June 30, 2012:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
Boston Scientific Corp.	06/20/14	1.000%	$3,120	$(35,501)	$29,286	$(64,787)	Morgan Stanley Capital Services
CBS Corp.	06/20/14	1.000	3,000	(31,725)	91,016	(122,741)	Citibank, N.A.
Clorox Co. (The)	09/20/12	0.320	1,000	(636)	—	(636)	Citibank, N.A.
CMS Energy Corp.	09/20/15	1.000	14,500	133,412	480,297	(346,885)	Deutsche Bank AG
Duke Energy Corp.	03/20/14	0.700	1,000	(8,960)	—	(8,960)	Goldman Sachs International
Enel Finance International NV	09/20/14	1.000	5,000	348,263	21,916	326,347	Goldman Sachs International
GATX Financial Corp.	12/20/12	1.000	2,550	(7,404)	4,010	(11,414)	Credit Suisse International
Sealed Air Corp.	06/20/13	1.000	5,000	(17,667)	19,076	(36,743)	Deutsche Bank AG
SLM Corp.	06/20/14	5.000	3,000	(149,152)	231,658	(380,810)	JPMorgan Chase Bank

				$230,630	$877,259	$(646,629)

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	47

Portfolio of Investments

as of June 30, 2012 (Unaudited) continued

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2012(3)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(2):
Astrazeneca PLC	03/20/14	1.600%	$2,000	0.386%	$42,882	$—	$42,882	Morgan Stanley Capital Services
Berkshire Hathaway, Inc.	03/20/15	1.000	10,000	0.977	9,219	(188,736)	197,955	Deutsche Bank AG
Berkshire Hathaway, Inc.	03/20/15	1.000	10,000	0.977	9,219	(177,792)	187,011	Goldman Sachs International
Berkshire Hathaway, Inc.	03/20/17	1.000	15,000	1.331	(219,311)	(359,547)	140,236	Credit Suisse International
Exelon Generation Co. LLC	09/20/12	1.000	5,000	0.756	4,332	56,047	(51,715)	Goldman Sachs International
General Electric Capital Corp.	09/20/12	1.000	20,000	0.569	25,960	(247,409)	273,369	JPMorgan Chase Bank
General Electric Capital Corp.	09/20/12	1.000	10,000	0.569	12,980	(134,036)	147,016	JPMorgan Chase Bank
General Electric Capital Corp.	09/20/12	1.000	2,500	0.569	3,244	(30,930)	34,174	Bank of America NA
Wal-Mart Stores, Inc.	12/20/14	1.000	10,000	0.237	192,106	270,152	(78,046)	JPMorgan Chase Bank

					$80,631	$(812,251)	$892,882

The Fund entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator

See Notes to Financial Statements.

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of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$24,603,572	$—
Commercial Mortgage-Backed Securities	—	359,523,045	—
Corporate Bonds	—	7,014,147,484	—
Foreign Agencies	—	70,967,566	—
Foreign Local Government	—	12,123,771	—
Municipal Bonds	—	37,951,731	—
U.S. Treasury Obligations	—	3,091,281	—
Preferred Stocks	5,397,870	—	—
Affiliated Money Market Mutual Fund	1,058,781,721	—	—
Other Financial Instruments*			—
Futures	(298,337)	—	—
Credit Default Swaps	—	255,213	(8,960)

Total	$1,063,881,254	$7,522,663,663	$(8,960)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	49

Portfolio of Investments

as of June 30, 2012 (Unaudited) continued

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2012 was as follows:

Banking	23.2%
Affiliated Money Market Mutual Fund (including 12.0% of cash collateral received for securities on loan)	13.7
Telecommunications	6.4
Healthcare & Pharmaceutical	6.2
Foods	6.0
Electric	5.5
Commercial Mortgage-Backed Securities	4.7
Capital Goods	3.9
Non-Captive Finance	3.3
Insurance	3.0
Technology	2.9
Automotive	2.8
Metals	2.7
Cable	2.5
Energy—Other	2.5
Media & Entertainment	2.5
Retailers	2.3
Energy—Integrated	2.2
Healthcare Insurance	1.8
Chemicals	1.7%
Real Estate Investment Trusts	1.6
Pipelines & Other	1.3
Tobacco	1.3
Consumer	1.1
Aerospace & Defense	0.9
Foreign Agencies	0.9
Lodging	0.8
Railroads	0.8
Airlines	0.5
Municipal Bonds	0.5
Gaming	0.4
Brokerage	0.3
Packaging	0.3
Paper	0.3
Foreign Local Government	0.2
Building Materials & Construction	0.1

111.1
Liabilities in excess of other assets	(11.1)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

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Fair values of derivative instruments as of June 30, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swap agreements	$1,348,990	Unrealized depreciation on swap agreements	$1,102,737
Credit contracts	Premium paid for swap agreements	1,203,458	Premium received for swap agreements	1,138,450
Interest rate contracts	Due from broker—variation margin	—	Due from broker— variation margin	298,337	*

Total		$2,552,448		$2,539,524

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$48,354	$48,354
Interest rate contracts	(4,501,685)	—	(4,501,685)

Total	$(4,501,685)	$48,354	$(4,453,331)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$536,582	$536,582
Interest rate contracts	(96,525)	—	(96,525)

Total	$(96,525)	$536,582	$440,057

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	51

Portfolio of Investments

as of June 30, 2012 (Unaudited) continued

For the six months ended June 30, 2012, the Fund’s average volume of derivative activities is as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$802,732,275	$169,871,988

Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))
$42,170	$79,500

See Notes to Financial Statements.

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PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • JUNE 30, 2012

Prudential Short-Term Corporate Bond Fund, Inc.

Statement of Assets and Liabilities

as of June 30, 2012 (Unaudited)

Assets
Investments at value, including securities on loan of $904,462,478:
Unaffiliated investments (cost $7,355,033,021)	$7,527,806,320
Affiliated investments (cost $1,058,781,721)	1,058,781,721
Cash	2,953,428
Dividends and interest receivable	77,199,797
Receivable for Fund shares sold	50,087,891
Receivable for investments sold	24,139,774
Unrealized appreciation on swap agreements	1,348,990
Premium paid for swap agreements	1,203,458
Due from broker—variation margin	486,867
Prepaid expenses	8,089

Total assets	8,744,016,335

Liabilities
Payable to broker for collateral for securities on loan	928,665,586
Payable for investments purchased	50,767,224
Payable for Fund shares reacquired	21,527,948
Dividends payable	6,516,861
Management fee payable	2,486,364
Distribution fee payable	1,954,318
Premium received for swap agreements	1,138,450
Unrealized depreciation on swap agreements	1,102,737
Accrued expenses	139,624
Affiliated transfer agent fee payable	83,253
Deferred directors’ fees	6,303

Total liabilities	1,014,388,668

Net Assets	$7,729,627,667

Net assets were comprised of:
Common stock, at par	$6,738,695
Paid-in capital in excess of par	7,663,675,400

7,670,414,095
Distributions in excess of net investment income	(32,129,382)
Accumulated net realized loss on investment transactions	(81,379,837)
Net unrealized appreciation on investments	172,722,791

Net assets, June 30, 2012	$7,729,627,667

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($2,109,545,075 ÷ 184,126,440 shares of common stock issued and outstanding)	$11.46
Maximum sales charge (3.25% of offering price)	0.38

Maximum offering price to public	$11.84

Class B
Net asset value, offering price and redemption price per share ($52,684,404 ÷ 4,598,380 shares of common stock issued and outstanding)	$11.46

Class C
Net asset value, offering price and redemption price per share ($1,832,944,135 ÷ 159,975,536 shares of common stock issued and outstanding)	$11.46

Class Q
Net asset value, offering price and redemption price per share ($51,769,459 ÷ 4,508,107 shares of common stock issued and outstanding)	$11.48

Class R
Net asset value, offering price and redemption price per share ($27,032,375 ÷ 2,359,470 shares of common stock issued and outstanding)	$11.46

Class Z
Net asset value, offering price and redemption price per share ($3,655,652,219 ÷ 318,301,542 shares of common stock issued and outstanding)	$11.48

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	55

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Net Investment Income
Income
Interest income	$111,133,801
Affiliated income from securities loaned, net	484,783
Unaffiliated dividend income	295,819
Affiliated dividend income	102,661

Total income	112,017,064

Expenses
Management fee	13,811,803
Distribution fee—Class A	2,408,531
Distribution fee—Class B	246,783
Distribution fee—Class C	8,419,560
Distribution fee—Class R	61,265
Transfer agent’s fees and expenses (including affiliated expense of $240,300) (Note 3)	2,670,000
Registration fees	311,000
Custodian’s fees and expenses	304,000
Reports to shareholders	97,000
Directors’ fees	68,000
Insurance	47,000
Legal fees and expenses	34,000
Audit fee	16,000
Miscellaneous	20,867

Total expenses	28,515,809

Net investment income	83,501,255

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized gain (loss) on:
Investment transactions	15,810,527
Futures transactions	(4,501,685)
Swap agreement transactions	48,354

11,357,196

Net change in unrealized appreciation (depreciation) on:
Investments	76,763,609
Futures contracts	(96,525)
Swap agreements	536,582

77,203,666

Net gain on investment transactions	88,560,862

Net Increase In Net Assets Resulting From Operations	$172,062,117

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$83,501,255	$126,596,432
Net realized gain on investment transactions	11,357,196	11,128,428
Net change in unrealized appreciation (depreciation) on investments	77,203,666	(24,746,829)

Net increase in net assets resulting from operations	172,062,117	112,978,031

Dividends from net investment income (Note 1)
Class A	(32,943,933)	(63,769,744)
Class B	(658,318)	(1,316,907)
Class C	(22,472,272)	(42,452,160)
Class Q	(629,630)	—
Class R	(388,421)	(709,757)
Class Z	(58,550,051)	(67,627,521)

	(115,642,625)	(175,876,089)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	2,544,052,127	3,513,169,352
Net asset value of shares issued in reinvestment of dividends	75,727,100	126,932,374
Cost of shares reacquired	(1,002,042,287)	(1,729,029,233)

Net increase in net assets from Fund share transactions	1,617,736,940	1,911,072,493

Total increase	1,674,156,432	1,848,174,435

Net Assets:
Beginning of period	6,055,471,235	4,207,296,800

End of period(a)	$7,729,627,667	$6,055,471,235

(a) Includes undistributed net investment income of:	$—	$11,988

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	57

Notes to Financial Statements

(Unaudited)

Prudential Short-Term Corporate Bond Fund, Inc. (the “Fund”), is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Fund’s investment objective is high current income consistent with the preservation of principal.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors has delegated fair valuation responsibilities to the Manager through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Fund’s Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

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In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, and cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal term, tranche level attributes, yield curve, prepayment speeds, and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as level 2 of the fair value hierarchy.

Over the counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

Prudential Short-Term Corporate Bond Fund, Inc.	59

Notes to Financial Statements

(Unaudited) continued

When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

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The Fund invested in financial futures contracts in order to gain market exposure to certain sectors and for yield curve and duration management. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and interest rates. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed in either directly with the counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments.

Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund purchased credit default swaps to provide a measure of protection against defaults of the issuers. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Prudential Short-Term Corporate Bond Fund, Inc.	61

Notes to Financial Statements

(Unaudited) continued

As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities may be identified as

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collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2012, the Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance

Prudential Short-Term Corporate Bond Fund, Inc.	63

Notes to Financial Statements

(Unaudited) continued

with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Federal Income Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other cost and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .40% of the average daily net assets of the Fund.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of its Class A, Class B, Class C, Class Q, Class R, and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, and Class R shares pursuant to plans of distribution (the “Class A, B, C, and R Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

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Pursuant to the Class A, B, C, and R Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1%, and .75% of the average daily net assets of the Class A, B, C, and R shares, respectively. For the six months ended June 30, 2012, PIMS contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Fund that it received $2,079,557 in front-end sales charges resulting from sales of Class A shares during the six months ended June 30, 2012. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 2012, it received $67,781, $33,874 and $208,861 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended June 30, 2012, PIM has been compensated approximately $144,800 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Fund Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended June 30, 2012, aggregated $4,284,913,640 and $2,732,620,174,

Prudential Short-Term Corporate Bond Fund, Inc.	65

Notes to Financial Statements

(Unaudited) continued

respectively. United States government securities represent $1,938,670,147 and $1,945,403,828 of those purchases and sales, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$8,495,457,807	$139,658,862	$(48,528,628)	$91,130,234

The difference between book basis and tax basis is primarily attributable to the deferred losses on wash sales and differences in the treatment of accreting market discount and premium amortization for book and tax purposes.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended December 31, 2011 (“post-enactment losses”) for an unlimited period. Post enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years beginning before December 31, 2011 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of December 31, 2011, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$6,460,000

Pre- Enactment Losses:
Expiring 2013	$5,329,000
Expiring 2014	7,851,000
Expiring 2015	1,945,000
Expiring 2018	1,603,000

$16,728,000

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Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R, and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. All investors who purchased Class A shares in an amount of $1 million or more and sell these shares within 18 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of .50%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC of 3% which decreases by 1% annually to 1% in the third and fourth years and 0% in the fifth year. Class B shares automatically convert to Class A shares on a quarterly basis, approximately five years after purchase. Class C shares are sold with a CDSC of 1% on sales of shares made within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R shares are available to certain retirement plans, clearing and settlement firms. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

During the fiscal year ended December 31, 2010, the Fund received $12,840 related to settlements of regulatory proceedings involving allegations of improper trading in Fund shares. The amounts relating to a former affiliate and to an unaffiliated-third party were $11,594 and $1,246, respectively. The per share effect of this amount is disclosed in the financial highlights as capital contributions. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

There are 2 billion shares of common stock authorized at $.01 par value per share, divided into six classes, designated Class A, Class B, Class C, Class Q, Class R, and Class Z common stock. Class A shares consists of 475 million authorized shares, Class B consists of 25 million authorized shares, Class C consists of 400 million authorized shares, Class Q and Class R shares each consist of 100 million authorized shares, and Class Z shares consist of 900 million authorized shares.

Prudential Short-Term Corporate Bond Fund, Inc.	67

Notes to Financial Statements

(Unaudited) continued

Class A	Shares	Amount
Six months ended June 30, 2012:
Shares sold	52,655,684	$603,772,114
Shares issued in reinvestment of dividends	2,409,291	27,655,916
Shares reacquired	(25,394,991)	(291,139,729)

Net increase (decrease) in shares outstanding before conversion	29,669,984	340,288,301
Shares issued upon conversion from Class B and Class Z	558,907	6,408,849
Shares reacquired upon conversion into Class Z	(1,688,111)	(19,347,172)

Net increase (decrease) in shares outstanding	28,540,780	$327,349,978

Year ended December 31, 2011:
Shares sold	85,808,612	$982,995,017
Shares issued in reinvestment of dividends	4,737,793	54,266,612
Shares reacquired	(55,684,542)	(637,648,413)

Net increase (decrease) in shares outstanding before conversion	34,861,863	399,613,216
Shares issued upon conversion from Class B and Class Z	399,625	4,573,792
Shares reacquired upon conversion into Class Z	(19,278,324)	(221,856,071)

Net increase (decrease) in shares outstanding	15,983,164	$182,330,937

Class B
Six months ended June 30, 2012:
Shares sold	891,489	$10,223,826
Shares issued in reinvestment of dividends	51,833	594,986
Shares reacquired	(437,084)	(5,010,428)

Net increase (decrease) in shares outstanding before conversion	506,238	5,808,384
Shares reacquired upon conversion into Class A	(110,292)	(1,265,667)

Net increase (decrease) in shares outstanding	395,946	$4,542,717

Year ended December 31, 2011:
Shares sold	1,743,085	$19,978,295
Shares issued in reinvestment of dividends	104,222	1,193,541
Shares reacquired	(793,795)	(9,081,535)

Net increase (decrease) in shares outstanding before conversion	1,053,512	12,090,301
Shares reacquired upon conversion into Class A	(204,460)	(2,344,942)

Net increase (decrease) in shares outstanding	849,052	$9,745,359

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Class C	Shares	Amount
Six months ended June 30, 2012:
Shares sold	35,077,897	$402,242,849
Shares issued in reinvestment of dividends	1,401,307	16,085,443
Shares reacquired	(13,774,691)	(157,920,219)

Net increase (decrease) in shares outstanding before conversion	22,704,513	260,408,073
Shares reacquired upon conversion into Class Z	(131,625)	(1,507,652)

Net increase (decrease) in shares outstanding	22,572,888	$258,900,421

Year ended December 31, 2011:
Shares sold	47,150,015	$539,624,402
Shares issued in reinvestment of dividends	2,636,140	30,188,161
Shares reacquired	(29,559,010)	(338,609,459)

Net increase (decrease) in shares outstanding before conversion	20,227,145	231,203,104
Shares reacquired upon conversion into Class Z	(107,471)	(1,227,605)

Net increase (decrease) in shares outstanding	20,119,674	$229,975,499

Class Q
Period ended June 30, 2012*:
Shares sold	72,891	$840,000
Shares issued in reinvestment of dividends	55,209	634,724
Shares reacquired	(200,593)	(2,305,000)

Net increase (decrease) in shares outstanding before conversion	(72,493)	(830,276)
Shares issued upon conversion from Class Z	4,580,600	52,905,927

Net increase (decrease) in shares outstanding	4,508,107	$52,075,651

Class R
Six months ended June 30, 2012:
Shares sold	656,347	$7,523,011
Shares issued in reinvestment of dividends	28,078	322,309
Shares reacquired	(303,507)	(3,480,243)

Net increase (decrease) in shares outstanding	380,918	$4,365,077

Year ended December 31, 2011:
Shares sold	1,159,225	$13,297,432
Shares issued in reinvestment of dividends	49,587	567,651
Shares reacquired	(625,484)	(7,147,847)

Net increase (decrease) in shares outstanding	583,328	$6,717,236

Prudential Short-Term Corporate Bond Fund, Inc.	69

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended June 30, 2012:
Shares sold	132,140,012	$1,519,450,327
Shares issued in reinvestment of dividends	2,645,328	30,433,722
Shares reacquired	(47,190,550)	(542,186,668)

Net increase (decrease) in shares outstanding before conversion	87,594,790	1,007,697,381
Shares issued upon conversion from Class A and Class C	1,815,360	20,854,824
Shares reacquired upon conversion into Class A and Class Q	(5,026,244)	(58,049,109)

Net increase (decrease) in shares outstanding	84,383,906	$970,503,096

Year ended December 31, 2011:
Shares sold	170,717,833	$1,957,274,206
Shares issued in reinvestment of dividends	3,550,539	40,716,409
Shares reacquired	(64,266,244)	(736,541,979)

Net increase (decrease) in shares outstanding before conversion	110,002,128	1,261,448,636
Shares issued upon conversion from Class A and Class C	19,337,185	223,083,673
Shares reacquired upon conversion into Class A	(194,626)	(2,228,847)

Net increase (decrease) in shares outstanding	129,144,687	$1,482,303,462

*	Commencement of offering on March 2, 2012.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of ..08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another SCA of a $750 million commitment with an annualized commitment fee of .10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The fund did not utilize the SCA during the six months ended June 30, 2012.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an

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entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

Prudential Short-Term Corporate Bond Fund, Inc.	71

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended June 30,		Year Ended December 31,
	2012(a)		2011(a)	2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.35		$11.47	$11.40		$10.47	$10.88	$10.76
Income (loss) from investment operations:
Net investment income	.14		.32	.35		.40	.45	.44
Net realized and unrealized gain (loss) on investment transactions	.17		(.01)	.19		.99	(.37)	.19
Total from investment operations	.31		.31	.54		1.39	.08	.63
Less Dividends:
Dividends from net investment income	(.20)		(.43)	(.47)		(.46)	(.49)	(.51)
Capital Contributions:	-		-	-	(b)	-	-	-
Net asset value, end of period	$11.46		$11.35	$11.47		$11.40	$10.47	$10.88
Total Return(c):	2.71%		2.77%	4.78%		13.53%	.77%	5.95%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,109,545		$1,765,432	$1,601,862		$1,132,207	$227,052	$161,995
Average net assets (000)	$1,937,433		$1,685,849	$1,459,695		$ 641,058	$179,641	$163,819
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	.75%	(f)	.77%	.77%		.81%	.86%	.85%
Expenses, excluding distribution and service (12b-1) fees	.50%	(f)	.52%	.52%		.56%	.61%	.60%
Net investment income	2.49%	(f)	2.77%	3.02%		3.58%	4.21%	4.11%
Portfolio turnover rate	40%	(g)	77%	82%		196%	83%	82%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended June 30,		Year Ended December 31,
	2012(a)		2011(a)		2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.35		$11.47		$11.40		$10.47	$10.88	$10.76
Income (loss) from investment operations:
Net investment income	.10		.23		.26		.31	.37	.36
Net realized and unrealized gain (loss) on investment transactions	.16		-	(b)	.19		1.00	(.37)	.18
Total from investment operations	.26		.23		.45		1.31	-	.54
Less Dividends:
Dividends from net investment income	(.15)		(.35)		(.38)		(.38)	(.41)	(.42)
Capital Contributions:	-		-		-	(b)	-	-	-
Net asset value, end of period	$11.46		$11.35		$11.47		$11.40	$10.47	$10.88
Total Return(c):	2.32%		2.01%		4.01%		12.64%	- (d)	5.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$52,685		$47,686		$38,478		$20,847	$9,354	$15,023
Average net assets (000)	$49,628		$43,517		$29,898		$14,980	$12,519	$20,803
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.50%	(f)	1.52%		1.52%		1.56%	1.61%	1.60%
Expenses, excluding distribution and service (12b-1) fees	.50%	(f)	.52%		.52%		.56%	.61%	.60%
Net investment income	1.74%	(f)	2.01%		2.26%		2.83%	3.44%	3.33%
Portfolio turnover rate	40%	(g)	77%		82%		196%	83%	82%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Less than .005%.

(e) Does not include expenses of the underlying portfolio in which the Fund invests.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	73

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended June 30,		Year Ended December 31,
	2012(a)		2011(a)	2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.35		$11.48	$11.40		$ 10.47	$10.88	$ 10.76
Income (loss) from investment operations:
Net investment income	.10		.23	.27		.34	.40	.39
Net realized and unrealized gain (loss) on investment transactions	.16		(.01)	.20		1.01	(.37)	.18
Total from investment operations	.26		.22	.47		1.35	.03	.57
Less Dividends:
Dividends from net investment income	(.15)		(.35)	(.39)		(.42)	(.44)	(.45)
Capital Contributions:	-		-	-	(b)	-	-	-
Net asset value, end of period	$11.46		$11.35	$11.48		$11.40	$10.47	$10.88
Total Return(c):	2.32%		1.92%	4.19%		13.05%	.27%	5.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,832,944		$1,559,205	$1,345,828		$789,883	$35,727	$23,035
Average net assets (000)	$1,693,177		$1,401,509	$1,133,925		$341,332	$27,757	$24,817
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.50%	(f)	1.52%	1.45%		1.31%	1.36%	1.35%
Expenses, excluding distribution and service (12b-1) fees	.50%	(f)	.52%	.52%		.56%	.61%	.60%
Net investment income	1.74%	(f)	2.01%	2.33%		3.08%	3.72%	3.60%
Portfolio turnover rate	40%	(g)	77%	82%		196%	83%	82%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through April 30, 2010.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

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Class Q Shares
	March 2, 2012(a) through June 30, 2012(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.55
Income (loss) from investment operations:
Net investment income	.09
Net realized and unrealized loss on investment transactions	(.02)
Total from investment operations	.07
Less Dividends:
Dividends from net investment income	(.14)
Net asset value, end of period	$ 11.48
Total Return(c):	.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$51,770
Average net assets (000)	$50,641
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.43%	(e)
Expenses, excluding distribution and service (12b-1) fees	.43%	(e)
Net investment income	2.36%	(e)
Portfolio turnover rate	40%	(f)

(a) Inception date of Class Q shares.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	75

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended June 30,		Year Ended December 31,
	2012(a)		2011(a)	2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.35		$11.47	$11.40		$10.47	$10.88	$10.76
Income (loss) from investment operations:
Net investment income	.13		.29	.32		.36	.43	.42
Net realized and unrealized gain (loss) on investment transactions	.16		(.01)	.19		1.01	(.37)	.18
Total from investment operations	.29		.28	.51		1.37	.06	.60
Less Dividends:
Dividends from net investment income	(.18)		(.40)	(.44)		(.44)	(.47)	(.48)
Capital Contributions:	-		-	-	(b)	-	-	-
Net asset value, end of period	$11.46		$11.35	$11.47		$11.40	$10.47	$10.88
Total Return(c):	2.58%		2.51%	4.52%		13.25%	.53%	5.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,032		$22,451	$16,009		$6,982	$730	$141
Average net assets (000)	$24,641		$20,172	$11,902		$2,614	$301	$115
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.00%	(f)	1.02%	1.02%		1.06%	1.11%	1.10%
Expenses, excluding distribution and service (12b-1) fees	.50%	(f)	.52%	.52%		.56%	.61%	.60%
Net investment income	2.24%	(f)	2.50%	2.76%		3.34%	4.04%	3.88%
Portfolio turnover rate	40%	(g)	77%	82%		196%	83%	82%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

76	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended June 30,		Year Ended December 31,
	2012(a)		2011(a)	2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.37		$11.50	$11.42		$10.50	$10.91	$10.79
Income (loss) from investment operations:
Net investment income	.16		.34	.38		.43	.48	.47
Net realized and unrealized gain (loss) on investment transactions	.16		(.01)	.20		.98	(.37)	.18
Total from investment operations	.32		.33	.58		1.41	.11	.65
Less Dividends:
Dividends from net investment income	(.21)		(.46)	(.50)		(.49)	(.52)	(.53)
Capital Contributions:	-		-	-	(b)	-	-	-
Net asset value, end of period	$11.48		$11.37	$11.50		$11.42	$10.50	$10.91
Total Return(c):	2.84%		2.95%	5.14%		13.69%	1.02%	6.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,655,652		$2,660,697	$1,205,119		$673,025	$67,989	$61,719
Average net assets (000)	$3,205,353		$1,692,922	$979,716		$325,438	$62,409	$50,253
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.50%	(e)	.52%	.52%		.56%	.61%	.60%
Expenses, excluding distribution and service (12b-1) fees	.50%	(e)	.52%	.52%		.56%	.61%	.60%
Net investment income	2.74%	(e)	2.97%	3.26%		3.83%	4.45%	4.38%
Portfolio turnover rate	40%	(f)	77%	82%		196%	83%	82%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	77

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential Short-Term Corporate Bond Fund, Inc. (the “Fund”) consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 5-7, 2012 and approved the renewal of the agreements through July 31, 2013, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 5-7, 2012.

Prudential Short-Term Corporate Bond Fund, Inc.

Approval of Advisory Agreements (continued)

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services provided, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services

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provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI.

Economies of Scale

The Board noted that the management fee schedule for the Fund does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. In light of the Fund’s current size and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, as well as the potential benefits consistent with those

Prudential Short-Term Corporate Bond Fund, Inc.

Approval of Advisory Agreements (continued)

generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2011.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended December 31, 2011. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Short-Intermediate Investment-Grade Debt Performance Universe) and the Peer Group were objectively determined by Lipper Inc., (“Lipper”) an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile
•	The Board noted that the Fund outperformed its benchmark index over all periods.

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•

The Board concluded that, in light of the Fund’s competitive performance over longer-term periods and against its benchmark index, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Short-Term Corporate Bond Fund, Inc.

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Stuart S. Parker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Short-Term Corporate Bond Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PBSMX	PSMBX	PIFCX	PSTQX	JDTRX	PIFZX
CUSIP	74441R102	74441R201	74441R300	74441R607	74441R409	74441R508

MF140E2    0229537-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Prudential Short-Term Corporate Bond Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	August 23, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	August 23, 2012